UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00242

Natixis Funds Trust II

(Exact name of registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

ASG Dynamic Allocation Fund

Shares	Description	Value (†)
Exchange-Traded Funds – 40.7%
5,827	iShares® Core U.S. Aggregate Bond ETF	$632,171
10,114	iShares® Edge MSCI Min Vol Emerging Markets ETF	541,099
4,644	iShares® JP Morgan USD Emerging Markets Bond ETF	528,023
45,247	SPDR® Bloomberg Barclays International Treasury Bond ETF(b)	1,205,380
7,854	Vanguard FTSE All World ex-U.S. Small-Cap ETF	806,213
20,419	Vanguard FTSE Developed Markets ETF	802,467
13,494	Vanguard FTSE Emerging Markets ETF	535,982
15,645	Vanguard FTSE Europe ETF	806,813
12,676	Vanguard FTSE Pacific ETF	802,137
7,316	Vanguard Intermediate-Term Corporate Bond ETF	631,956
11,247	Vanguard Mid-Cap ETF	1,566,032
21,882	Vanguard Total International Bond ETF	1,184,473
12,842	Vanguard Total Stock Market ETF	1,557,991
16,160	Vanguard Value ETF	1,541,179

	Total Exchange-Traded Funds (Identified Cost $12,563,906)	13,141,916

Principal Amount

Short-Term Investments – 59.4%
	Certificates of Deposit – 45.4%
$1,000,000	Abbey National Treasury Services PLC, 0.820%, 4/03/2017	999,991
500,000	Sumitomo Mitsui Trust Bank (NY), 1.511%, 4/03/2017(c)	500,023
800,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.030%, 4/06/2017	800,017
900,000	Landesbank Hessen (NY), 0.700%, 4/07/2017	899,959
500,000	Sumitomo Mitsui Trust Bank (NY), 0.960%, 4/07/2017	500,009
500,000	Credit Agricole Corporate & Investment Bank (NY), 0.900%, 4/12/2017	500,001
1,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.880%, 4/13/2017	999,985
500,000	Deutsche Zentral-Genossenschaftsbank (NY), 1.200%, 4/24/2017	500,061
800,000	Skandinaviska Enskilda Banken AB (NY), 1.239%, 6/02/2017(c)(d)	800,395
500,000	Svenska Handelsbanken (NY), 1.190%, 6/08/2017	500,282
500,000	Bank of Nova Scotia (TX), 1.271%, 6/14/2017(c)	500,297
500,000	Norinchukin Bank (NY), 1.300%, 6/19/2017(d)	500,243
500,000	Credit Industriel et Commercial (NY), 1.050%, 6/20/2017	500,148
500,000	Banco Del Estado de Chile, 1.310%, 7/05/2017(c)(d)	500,463
800,000	Sumitomo Mitsui Bank (NY), 1.430%, 7/06/2017(c)	800,732
700,000	Mizuho Bank Ltd. (NY), 1.440%, 7/06/2017(c)	700,597

Principal Amount	Description	Value (†)
$500,000	Rabobank Nederland NV, 1.228%, 7/10/2017(c)	$500,311
700,000	National Australia Bank, 1.080%, 8/08/2017(d)	699,903
700,000	Toronto Dominion Bank (NY), 1.534%, 8/10/2017(c)(d)	701,140
500,000	Westpac Banking Corp. (NY), 1.378%, 1/10/2018(c)(d)	500,863
750,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.462%, 1/29/2018(c)	750,949
500,000	Commonwealth Bank of Australia (NY), 1.367%, 2/23/2018(c)	500,165
500,000	Westpac Banking Corp. (NY), 1.167%, 3/08/2018(c)	499,913

		14,656,447

	Time Deposits – 6.3%
1,000,000	Canadian Imperial Bank of Commerce, 0.820%, 4/03/2017	1,000,000
1,050,000	National Bank of Kuwait, 0.830%, 4/03/2017	1,050,000

		2,050,000

	Treasuries – 4.6%
250,000	U.S. Treasury Bills, 0.520%, 4/20/2017(e)(f)	249,914
250,000	U.S. Treasury Bills, 0.510%, 5/11/2017(e)(f)	249,810
500,000	U.S. Treasury Bills, 0.550%, 4/06/2017(e)(f)	499,975
500,000	U.S. Treasury Bills, 0.695%, 6/08/2017(e)(f)	499,349

		1,499,048

	Commercial Paper – 3.1%
500,000	Sinochem Co. Ltd, (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.000%, 4/07/2017(e)	499,921
500,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.041%, 4/25/2017(e)	499,680

		999,601

	Total Short-Term Investments (Identified Cost $19,199,443)	19,205,096

Description	Value (†)
Total Investments – 100.1% (Identified Cost $31,763,349)(a)	$32,347,012
Other assets less liabilities – (0.1)%	(41,858)

Net Assets – 100.0%	$32,305,154

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Short-term obligations (purchased with an original or remaining maturity of sixty days or less) are valued at amortized cost (which approximates market value).

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2017, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$11,217,192	$166,357	0.51%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $31,763,349 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$637,593
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(53,930)

Net unrealized appreciation	$583,663

At December 31, 2016, late-year ordinary and post-October capital loss deferrals were $19,478. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(d)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

ETF	Exchange-Traded Fund
SPDR	Standard & Poor’s Depositary Receipt

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
10 Year Australia Government Bond	6/15/2017	3	$294,402	$3,208
ASX SPI 200™	6/15/2017	13	1,450,491	25,650
CAC 40®	4/21/2017	28	1,527,575	41,561
E-mini Dow	6/16/2017	35	3,605,700	(39,530)
E-mini NASDAQ 100	6/16/2017	33	3,589,410	44,729
E-mini S&P 500®	6/16/2017	30	3,538,875	(17,503)
EURO STOXX 50®	6/16/2017	43	1,571,291	41,457
FTSE 100 Index	6/16/2017	17	1,550,041	(2,948)
FTSE/JSE Top 40 Index	6/15/2017	22	750,279	7,398
German Euro Bund	6/08/2017	1	172,203	1,995
Hang Seng Index®	4/27/2017	4	621,533	(4,357)
Mini-Russell 2000	6/16/2017	54	3,737,880	51,285
MSCI Singapore	4/27/2017	30	748,987	9,859
MSCI Taiwan Index	4/27/2017	20	726,472	(5,858)
S&P CNX Nifty Futures Index	4/27/2017	42	772,830	5,560
TOPIX	6/08/2017	11	1,497,693	(21,709)
UK Long Gilt	6/28/2017	1	159,845	2,105

Total				$142,902

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$13,141,916	$—	$—	$13,141,916
Short-Term Investments*	—	19,205,096	—	19,205,096
Futures Contracts (unrealized appreciation)	103,322	131,485	—	234,807

Total	$13,245,238	$19,336,581	$—	$32,581,819

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(57,033)	$(34,872)	$—	$(91,905)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund tactically allocates its investments across a range of asset classes and global markets. The Fund will typically use a variety of derivative instruments, in particular long positions in futures and forward contracts, to achieve exposures to global equity and fixed income securities. The Fund may also hold short positions in derivatives for hedging purposes. During the period ended March 31, 2017, the Fund used long contracts on U.S. and foreign equity market indices and U.S. and foreign government bonds to gain investment exposures in accordance with its objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2017:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$7,308
Equity contracts	227,499

Total asset derivatives	$234,807

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Equity contracts	$(91,905)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Maximum Amount of Loss - Gross
Exchange-traded counterparty credit risk
Futures contracts	$234,807
Margin with brokers	1,680,525

Total exchange-traded counterparty credit risk	$1,915,332

2

Investment Summary at March 31, 2017 (Unaudited)

Certificates of Deposit	45.4%
Exchange-Traded Funds	40.7
Time Deposits	6.3
Treasuries	4.6
Commercial Paper	3.1

Total Investments	100.1
Other assets less liabilities (including futures contracts)	(0.1)

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

ASG Global Alternatives Fund

Principal Amount	Description	Value (†)

Short-Term Investments – 96.4%
	Certificates of Deposit – 71.1%
$50,000,000	Abbey National Treasury Services PLC, 0.820%, 4/03/2017	$49,999,536
24,000,000	Swedbank (NY), 0.880%, 4/05/2017	23,999,893
10,000,000	Toronto Dominion Bank (NY), 1.060%, 4/05/2017	10,000,339
40,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.030%, 4/06/2017	40,000,852
60,000,000	Landesbank Hessen (NY), 0.920%, 4/07/2017	59,999,856
50,000,000	Sumitomo Mitsui Trust Bank (NY), 0.960%, 4/07/2017	50,000,882
50,000,000	Credit Agricole Corporate & Investment Bank (NY), 0.900%, 4/12/2017	50,000,064
60,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.880%, 4/13/2017	59,999,081
2,000,000	Sumitomo Mitsui Bank (NY), 1.571%, 4/13/2017(b)	2,000,430
30,000,000	Deutsche Zentral-Genossenschaftsbank (NY), 1.200%, 4/24/2017	30,003,651
25,000,000	Royal Bank of Canada (NY), 1.247%, 5/08/2017(b)	25,009,875
70,000,000	Bank of Montreal (IL), 1.434%, 5/12/2017(b)	70,036,330
6,000,000	Mizuho Bank Ltd. (NY), 1.543%, 5/17/2017(b)	6,004,464
10,000,000	Royal Bank of Canada (NY), 1.261%, 6/12/2017(b)	10,005,870
50,000,000	Bank of Nova Scotia (TX), 1.271%, 6/14/2017(b)	50,029,700
11,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.030%, 6/15/2017	10,998,787
50,000,000	Norinchukin Bank (NY), 1.300%, 6/19/2017	50,024,279
50,000,000	Credit Industriel et Commercial (NY), 1.050%, 6/20/2017	50,014,792
50,000,000	Banco Del Estado de Chile, 1.310%, 7/05/2017(b)(c)	50,046,300
35,000,000	Sumitomo Mitsui Bank (NY), 1.430%, 7/06/2017(b)(c)	35,032,025
50,000,000	Rabobank Nederland NV, 1.228%, 7/10/2017(b)(c)	50,031,150
50,000,000	Skandinaviska Enskilda Banken AB (NY), 1.070%, 7/11/2017	50,007,136
50,000,000	National Australia Bank, 1.080%, 8/08/2017(c)	49,993,039
15,000,000	Toronto Dominion Bank (NY), 1.534%, 8/10/2017(b)(c)	15,024,435
45,000,000	Mizuho Bank Ltd. (NY), 1.393%, 8/17/2017(b)	45,016,245
25,000,000	Westpac Banking Corp. (NY), 1.378%, 1/10/2018(b)(c)	25,043,175

Principal Amount	Description	Value (†)
	Certificates of Deposit – continued
$12,750,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.462%, 1/29/2018(b)	$12,766,129
35,000,000	Commonwealth Bank of Australia (NY), 1.367%, 2/23/2018(b)	35,011,550
24,500,000	Westpac Banking Corp. (NY), 1.167%, 3/08/2018(b)	24,495,737
25,000,000	Toronto Dominion Bank (NY), 1.221%, 3/13/2018(b)	24,995,425

		1,065,591,027

	Time Deposits – 10.0%
74,700,000	Canadian Imperial Bank of Commerce, 0.820%, 4/03/2017	74,700,000
74,700,000	National Bank of Kuwait, 0.830%, 4/03/2017(b)	74,700,000

		149,400,000

	Commercial Paper – 8.5%
20,000,000	Sinochem Co. Ltd, (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.000%, 4/07/2017(d)	19,996,850
15,000,000	ING (U.S.) Funding LLC, 1.003%, 4/20/2017(d)	14,992,809
46,200,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.041%, 4/25/2017(d)	46,170,419
46,000,000	Swedbank (NY), 1.003%, 5/30/2017(d)	45,928,700

		127,088,778

	Other Notes – 3.3%
50,000,000	Bank of America N.A., 1.060%, 6/09/2017(b)	49,986,950

	Treasuries – 3.5%
40,000,000	U.S. Treasury Bills, 0.520%, 4/20/2017(d)(e)	39,986,240
3,000,000	U.S. Treasury Bills, 0.550%, 4/06/2017(d)(e)	2,999,847
5,000,000	U.S. Treasury Bills, 0.685%, 5/11/2017(d)(e)	4,996,205
5,000,000	U.S. Treasury Bills, 0.695%, 6/08/2017(d)(e)	4,993,490

		52,975,782

	Total Short-Term Investments (Identified Cost $1,444,723,495)	1,445,042,537

Shares

	Exchange-Traded Funds – 3.2%
556,035	iShares® iBoxx $ High Yield Corporate Bond ETF (Identified Cost $47,649,851)	48,808,752

Description	Value (†)
Total Investments – 99.6% (Identified Cost $1,492,373,346)(a)	$1,493,851,289
Other assets less liabilities – 0.4%	5,681,066

Net Assets – 100.0%	$1,499,532,355

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2017, the value of the Fund’s investment in the Subsidiary was $17,651,398, representing 1.2% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2017 futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$330,012,149	$4,158,293	0.28%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $1,492,373,346 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$1,514,048
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(36,105)

Net unrealized appreciation	$1,477,943

At December 31, 2016, the Fund had a short-term capital loss carryforward of $187,489,285 with no expiration date and a long-term capital loss carryforward of $59,714,404 with no expiration date. At December 31, 2016, late-year ordinary loss deferrals were $935,002. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/21/2017	Swedish Krona	164,000,000	$18,371,233	$(92,618)
Buy[1]	6/21/2017	Swiss Franc	18,750,000	18,805,821	182,534

Total					$89,916

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Australian Dollar	6/19/2017	500	$38,180,000	$235,000
British Pound	6/19/2017	82	6,434,950	185,425
DAX	6/16/2017	294	96,669,245	2,377,557
E-mini MSCI Emerging Markets Index	6/16/2017	123	5,912,610	175,890
E-mini S&P 500®	6/16/2017	2,302	271,549,675	(1,447,015)
FTSE 100 Index	6/16/2017	1,221	111,329,406	(196,345)
Hang Seng Index®	4/27/2017	263	40,865,784	(286,368)
Mini-Russell 2000	6/16/2017	756	52,330,320	683,470
TOPIX	6/08/2017	596	81,147,714	(1,298,023)

Total				$429,591

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/21/2017	142	$6,973,088	$74,550
Brent Crude Oil	4/28/2017	163	8,725,390	433,580
Copper LME	6/21/2017	202	29,488,212	(1,011,262)
Gold	6/28/2017	180	22,521,600	(7,200)
Low Sulfur Gasoil	5/11/2017	99	4,662,900	185,625
Natural Gas	4/26/2017	114	3,636,600	94,620
New York Harbor ULSD	4/28/2017	70	4,629,324	(149,512)
Nickel LME	6/21/2017	83	4,988,964	(528,378)
WTI Crude Oil	4/20/2017	361	18,266,600	(83,030)
Zinc LME	6/21/2017	77	5,334,175	(196,831)

Total				$(1,187,838)

At March 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2017	1,019	$220,565,736	$(201,392)
10 Year U.S. Treasury Note	6/21/2017	708	88,190,250	(359,617)
Canadian Dollar	6/20/2017	406	30,583,980	(278,110)
Euro	6/19/2017	684	91,673,100	(695,844)
Eurodollar	9/18/2017	395	97,337,875	36,650
German Euro Bund	6/08/2017	325	55,965,918	(338,325)
Japanese Yen	6/19/2017	115	12,954,031	(135,625)

Total				$(1,972,263)

[2]	Commodity futures are held by ASG Global Alternatives Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$1,445,042,537	$—	$1,445,042,537
Exchange-Traded Funds	48,808,752	—	—	48,808,752
Forward Foreign Currency Contracts (unrealized appreciation)	—	182,534	—	182,534
Futures Contracts (unrealized appreciation)	2,104,810	2,377,557	—	4,482,367

Total	$50,913,562	$1,447,602,628	$—	$1,498,516,190

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(92,618)	$—	$(92,618)
Futures Contracts (unrealized depreciation)	(5,432,141)	(1,780,736)	—	(7,212,877)

Total	$(5,432,141)	$(1,873,354)	$—	$(7,305,495)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of and underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to achieve long and short exposure to global equity, bond, currency and commodity markets through a wide range of derivative instruments and direct investments. These investments are intended to provide the Fund with risk and return characteristics similar to those of a diversified portfolio of hedge funds. The Fund uses quantitative models to estimate the market exposures that drive the aggregate returns of a diverse set of hedge funds, and seeks to use a variety of derivative instruments to capture such exposures in the aggregate. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts on global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2017, the Fund used long and short futures and forward contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary), and short-term interest rates in accordance with these objectives.

The following is a summary of derivative instruments for the Fund, as of March 31, 2017:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$182,534	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$36,650
Foreign exchange contracts	—	420,425
Equity contracts	—	3,236,917
Commodity contracts	—	788,375

Total exchange-traded asset derivatives	$—	$4,482,367

Total asset derivatives	$182,534	$4,482,367

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(92,618)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(899,334)
Foreign exchange contracts	—	(1,109,579)
Equity contracts	—	(3,227,751)
Commodity contracts	—	(1,976,213)

Total exchange-traded liability derivatives	$—	$(7,212,877)

Total liability derivatives	$(92,618)	$(7,212,877)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2017, the Fund did not hold any derivative positions subject to these provisions that are in a net liability position by counterparty.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$182,534	$89,916
Collateral pledged to UBS AG	980,000	980,000

Total over-the-counter counterparty credit risk	1,162,534	1,069,916

Exchange-traded counterparty credit risk
Futures contracts	4,482,367	4,482,367
Margin with brokers	55,209,717	55,209,717

Total exchange-traded counterparty credit risk	59,692,084	59,692,084

Total counterparty credit risk	$60,854,618	$60,762,000

Investment Summary at March 31, 2017 (Unaudited)

Certificates of Deposit	71.1%
Time Deposits	10.0
Commercial Paper	8.5
Treasuries	3.5
Other Notes	3.3
Exchange-Traded Funds	3.2
Total Investments	99.6

Other assets less liabilities (including forward foreign currency and futures contracts)	0.4

Net Assets	100.0%

CONSOLIDATED PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

ASG Managed Futures Strategy Fund

Principal Amount	Description	Value (†)
Short-Term Investments – 97.7% of Net Assets
	Certificates of Deposit – 66.6%
$50,000,000	Abbey National Treasury Services PLC, 0.820%, 4/03/2017	$49,999,536
3,000,000	Sumitomo Mitsui Trust Bank (NY), 1.511%, 4/03/2017(b)	3,000,141
27,000,000	Swedbank (NY), 0.880%, 4/05/2017	26,999,880
25,000,000	Toronto Dominion Bank (NY), 1.060%, 4/05/2017	25,000,849
25,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.030%, 4/06/2017	25,000,533
120,000,000	Landesbank Hessen (NY), 0.700%, 4/07/2017	119,994,572
10,000,000	Landesbank Hessen (NY), 0.920%, 4/07/2017	9,999,976
50,000,000	Sumitomo Mitsui Trust Bank (NY), 0.960%, 4/07/2017	50,000,881
75,000,000	Credit Agricole Corporate & Investment Bank (NY), 0.900%, 4/12/2017	75,000,095
40,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 0.880%, 4/13/2017	39,999,388
100,000,000	Bank of Tokyo-Mitsubishi UFJ Ltd. (NY), 1.300%, 4/21/2017	100,020,947
19,500,000	Deutsche Zentral-Genossenschaftsbank (NY), 1.200%, 4/24/2017	19,502,373
44,700,000	DNB Bank ASA, 1.000%, 4/28/2017	44,703,122
34,000,000	Royal Bank of Canada (NY), 1.247%, 5/08/2017(b)	34,013,430
120,000,000	Bank of Montreal (IL), 1.434%, 5/12/2017(b)(c)	120,062,280
39,300,000	Royal Bank of Canada (NY), 1.261%, 6/12/2017(b)	39,323,069
100,000,000	Bank of Nova Scotia (TX), 1.271%, 6/14/2017(b)	100,059,400
50,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.030%, 6/15/2017	49,994,486
50,000,000	Oversea-Chinese Banking Corp. Ltd. (NY), 1.150%, 6/15/2017	50,007,216
75,000,000	Norinchukin Bank (NY), 1.300%, 6/19/2017(c)	75,036,418
75,000,000	Credit Industriel et Commercial (NY), 1.050%, 6/20/2017	75,022,189
130,000,000	Banco Del Estado de Chile, 1.310%, 7/05/2017(b)	130,120,380
125,000,000	Sumitomo Mitsui Bank (NY), 1.430%, 7/06/2017(b)	125,114,375
90,000,000	Mizuho Bank Ltd. (NY), 1.440%, 7/06/2017(b)	90,076,770
50,000,000	Rabobank Nederland NV, 1.228%, 7/10/2017(b)	50,031,150
75,000,000	Skandinaviska Enskilda Banken AB (NY), 1.070%, 7/11/2017	75,010,704

Principal Amount	Description	Value (†)
Certificates of Deposit – continued
$ 75,000,000	National Australia Bank, 1.080%, 8/08/2017	$74,989,558
50,000,000	Toronto Dominion Bank (NY), 1.534%, 8/10/2017(b)(c)	50,081,450
65,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.281%, 8/11/2017(b)	65,049,205
45,000,000	Mizuho Bank Ltd. (NY), 1.393%, 8/17/2017(b)	45,016,245
50,000,000	Westpac Banking Corp. (NY), 1.378%, 1/10/2018(b)(c)	50,086,350
60,000,000	Commonwealth Bank of Australia (NY), 1.367%, 2/23/2018(b)(c)	60,019,800
25,000,000	Westpac Banking Corp. (NY), 1.167%, 3/08/2018(b)	24,995,650
50,000,000	Toronto Dominion Bank (NY), 1.221%, 3/13/2018(b)	49,990,850

		2,023,323,268

	Treasuries – 12.2%
26,000,000	U.S. Treasury Bills, 0.550%, 4/06/2017(d)(e)	25,998,674
44,500,000	U.S. Treasury Bills, 0.520%, 4/20/2017(d)(e)	44,484,692
63,000,000	U.S. Treasury Bills, 0.500%, 5/11/2017(d)(e)	62,952,183
56,000,000	U.S. Treasury Bills, 0.515%, 6/08/2017(d)(e)	55,927,088
62,000,000	U.S. Treasury Bills, 0.530%, 6/15/2017(d)(e)	61,909,418
40,000,000	U.S. Treasury Bills, 0.705%, 7/06/2017(d)(e)	39,920,240
44,000,000	U.S. Treasury Bills, 0.580%, 7/13/2017(d)(e)	43,904,344
35,000,000	U.S. Treasury Bills, 0.773%, 8/03/2017(d)(e)	34,906,270

		370,002,909

	Time Deposits – 9.7%
147,150,000	Canadian Imperial Bank of Commerce, 0.820%, 4/03/2017	147,150,000
147,300,000	National Bank of Kuwait, 0.830%, 4/03/2017(b)	147,300,000

		294,450,000

	Commercial Paper – 6.7%
50,000,000	Sinochem Co. Ltd, (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.000%, 4/07/2017(d)	49,992,125
57,850,000	ING (U.S.) Funding LLC, 1.003%, 4/20/2017(d)	57,822,264
46,150,000	Cofco Capital Corp., (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.041%, 4/27/2017(d)	46,115,336
50,000,000	Swedbank (NY), 1.003%, 5/30/2017(d)	49,922,500

		203,852,225

Principal Amount	Description	Value (†)
	Other Notes – 2.5%
$ 75,000,000	Bank of America N.A., 1.060%, 6/09/2017(b)(d)	$74,980,425

	Total Short-Term Investments (Identified Cost $2,965,887,433)	2,966,608,827

	Total Investments – 97.7% (Identified Cost $2,965,887,433)(a)	2,966,608,827
	Other assets less liabilities – 2.3%	70,344,493

	Net Assets – 100.0%	$3,036,953,320

Consolidation

The Fund invests in commodity-related derivatives through its investment in the ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary (the “Subsidiary”). Investments of the Subsidiary have been consolidated with those of the Fund for reporting purposes. As of March 31, 2017, the value of the Fund’s investment in the Subsidiary was $104,256,429, representing 3.4% of the Fund’s net assets.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

As of March 31, 2017, futures contracts were fair valued pursuant to procedures approved by the Board of Trustees as events occurring after the close of the foreign market were believed to materially affect the value of the contracts, as follows:

Notional Value	Unrealized Appreciation/ Depreciation*	Unrealized as a Percentage of Net Assets
$2,210,248,424	$40,401,701	1.33%

*	Amounts represent gross unrealized appreciation/(depreciation) at absolute value.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $2,965,887,433 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$864,366
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(142,972)
Net unrealized appreciation	$721,394

At December 31, 2016, the Fund had a short-term capital loss carryforward of $173,036,351 with no expiration date and a long-term capital loss carryforward of $22,192,500 with no expiration date. At December 31, 2016, late-year ordinary loss deferrals were $24,559,196. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(e)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. When the Fund enters into a forward foreign currency contract, it is required to pledge cash or high-quality securities equal to a percentage of the notional amount of the contract to the counterparty as an independent amount of collateral. The Fund may pledge additional collateral to the counterparty to the extent of mark-to-market losses on open contracts.

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	6/21/2017	Mexican Peso	1,816,000,000	$95,850,659	$1,544,380
Buy[1]	6/21/2017	Mexican Peso	121,500,000	6,412,916	(4,024)
Sell[1]	6/21/2017	Mexican Peso	517,500,000	27,314,271	(1,320,836)
Buy[1]	6/21/2017	New Zealand Dollar	184,100,000	128,799,348	1,208,766
Buy[1]	6/21/2017	New Zealand Dollar	320,600,000	224,296,964	(950,676)
Sell[1]	6/21/2017	New Zealand Dollar	242,500,000	169,656,936	(2,603,960)
Buy[1]	6/21/2017	Norwegian Krone	756,000,000	88,118,606	(1,149,848)
Sell[1]	6/21/2017	Norwegian Krone	586,000,000	68,303,576	229,490
Sell[1]	6/21/2017	Norwegian Krone	528,000,000	61,543,154	(32,909)
Buy[1]	6/21/2017	Polish Zloty	576,500,000	145,276,217	(664,465)
Sell[1]	6/21/2017	Polish Zloty	228,000,000	57,455,295	(1,686,666)
Buy[1]	6/21/2017	Singapore Dollar	247,625,000	177,126,097	219,160
Buy[1]	6/21/2017	Singapore Dollar	92,500,000	66,165,226	(186,683)
Sell[1]	6/21/2017	Singapore Dollar	104,500,000	74,748,822	(1,032,829)
Buy[1]	6/21/2017	South African Rand	2,329,500,000	171,317,501	(5,821,931)
Sell[1]	6/21/2017	South African Rand	180,000,000	13,237,669	133,354
Buy[1]	6/21/2017	Swedish Krona	1,104,000,000	123,669,766	(2,236,019)
Sell[1]	6/21/2017	Swedish Krona	2,268,000,000	254,060,715	(1,280,833)
Buy[1]	6/21/2017	Swiss Franc	104,875,000	105,187,225	(1,126,875)
Sell[1]	6/21/2017	Swiss Franc	165,875,000	166,368,829	(1,620,151)
Buy[1]	6/21/2017	Turkish Lira	105,300,000	28,329,124	43,356
Buy[1]	6/21/2017	Turkish Lira	163,500,000	43,986,816	(147,320)
Sell[1]	6/21/2017	Turkish Lira	392,100,000	105,487,648	(3,715,910)

Total					$(22,203,429)

[1]	Counterparty is UBS AG

Futures Contracts

The Fund and the Subsidiary may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular commodity, instrument or index for a specified price on a specified future date.

When the Fund or the Subsidiary enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund or the Subsidiary, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund or the Subsidiary enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s or the Subsidiary’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities, commodities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund and the Subsidiary are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
AEX-Index®	4/21/2017	1,727	$189,707,433	$2,148,004
ASX SPI 200™	6/15/2017	1,527	170,376,882	3,013,308
Australian Dollar	6/19/2017	3,755	286,731,800	586,850
CAC 40®	4/21/2017	2,053	112,004,020	2,786,107
DAX	6/16/2017	491	161,444,215	3,970,682
E-mini Dow	6/16/2017	2,034	209,542,680	(2,274,400)
E-mini NASDAQ 100	6/16/2017	2,131	231,788,870	2,887,932
E-mini S&P 500®	6/16/2017	1,363	160,782,887	(879,135)
Euribor	9/18/2017	3,591	960,544,796	247,858
Euro Schatz	6/08/2017	10,729	1,284,722,045	(1,345,507)
EURO STOXX 50®	6/16/2017	4,491	164,108,517	4,082,039
FTSE 100 Index	6/16/2017	1,488	135,674,165	(286,083)
FTSE MIB	6/16/2017	847	90,612,308	3,578,912
German Euro BOBL	6/08/2017	5,068	712,582,157	(2,389,162)
German Euro Bund	6/08/2017	2,453	422,413,528	326,174
Hang Seng Index®	4/27/2017	982	152,586,311	(1,069,283)
IBEX 35	4/21/2017	2,029	225,304,863	8,899,154
Japanese Yen	6/19/2017	768	86,510,400	(242,619)
Mini-Russell 2000	6/16/2017	1,968	136,224,960	1,754,365
MSCI Singapore	4/27/2017	2,644	66,010,769	881,820
MSCI Taiwan Index	4/27/2017	3,676	133,525,513	(1,076,167)
Nikkei 225™	6/08/2017	709	120,690,313	(1,866,410)
OMXS30®	4/21/2017	10,148	179,044,523	3,217,395
S&P CNX Nifty Futures Index	4/27/2017	7,428	136,680,483	1,020,629
S&P/TSX 60 Index	6/15/2017	1,439	197,392,473	(62,418)
Sterling	9/20/2017	26,516	4,135,297,088	1,190,334
TOPIX	6/08/2017	985	134,111,575	(2,145,211)
UK Long Gilt	6/28/2017	2,596	414,957,727	3,866,426
Total				$30,821,594

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Aluminum LME	6/21/2017	2,129	$104,547,206	$1,335,266

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Futures Contracts Purchased – continued
Coffee	7/19/2017	376	$19,972,650	$(7,050)
Copper	5/26/2017	1,037	68,766,063	(2,098,025)
Copper LME	6/21/2017	629	91,822,206	(2,870,926)
Cotton	5/08/2017	1,480	57,224,200	538,165
Live Cattle	6/30/2017	1,708	75,749,800	124,050
Low Sulfur Gasoil	5/11/2017	254	11,963,400	800
Nickel LME	6/21/2017	784	47,124,672	(4,802,187)
Silver	5/26/2017	600	54,768,000	838,230
Zinc LME	6/21/2017	904	62,624,600	(1,879,370)

Total				$(8,821,047)

At March 31, 2017, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2017	2,329	$504,119,330	$(1,609,252)
5 Year U.S. Treasury Note	6/30/2017	1,677	197,427,446	(1,811,078)
10 Year Australia Government Bond	6/15/2017	1,767	173,403,034	(3,516,123)
10 Year U.S. Treasury Note	6/21/2017	1,014	126,306,375	(1,633,031)
30 Year U.S. Treasury Bond	6/21/2017	516	77,835,375	(1,823,141)
British Pound	6/19/2017	1,369	107,432,275	(3,027,381)
Canadian Dollar	6/20/2017	1,377	103,729,410	(1,551,200)
Euro	6/19/2017	2,884	386,528,100	(4,199,825)
Euro-BTP	6/08/2017	1,246	173,717,403	(1,605,704)
Euro-OAT	6/08/2017	1,160	181,960,202	(1,389,176)
Eurodollar	9/18/2017	13,985	3,446,253,625	609,100
FTSE/JSE Top 40 Index	6/15/2017	1,125	38,366,534	(360,497)
Ultra Long U.S. Treasury Bond	6/21/2017	567	91,074,375	(1,184,883)

Total				$(23,102,191)

Commodity Futures[2]	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude Oil	4/28/2017	428	$22,910,840	$(1,224,030)
Cocoa	7/14/2017	1,932	40,533,360	1,330,960
Corn	7/14/2017	6,054	112,528,725	(157,375)
Gasoline	4/28/2017	850	60,797,100	(3,136,749)
Gold	6/28/2017	285	35,659,200	(5,700)
Natural Gas	4/26/2017	410	13,079,000	(340,300)
Nickel LME	6/21/2017	205	12,322,140	237,298
Soybean	7/14/2017	2,491	119,194,350	5,967,963
Soybean Meal	7/14/2017	2,072	64,604,960	1,525,230
Soybean Oil	7/14/2017	3,910	75,236,220	2,607,480
Sugar	6/30/2017	1,475	27,885,760	—
Wheat	7/14/2017	3,732	81,917,400	(108,988)
WTI Crude Oil	4/20/2017	1,258	63,654,800	(3,499,310)

Total				$3,196,479

[2]	Commodity futures are held by ASG Managed Futures Strategy Cayman Fund Ltd., a wholly-owned subsidiary.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Short-Term Investments*	$—	$2,966,608,827	$—	$2,966,608,827
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,378,506	—	3,378,506
Futures Contracts (unrealized appreciation)	25,974,481	33,598,050	—	59,572,531

Total	$25,974,481	$3,003,585,383	$—	$3,029,559,864

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts(unrealized depreciation)	$—	$(25,581,935)	$—	$(25,581,935)
Futures Contracts (unrealized depreciation)	(50,674,045)	(6,803,651)	—	(57,477,696)

Total	$(50,674,045)	$(32,385,586)	$—	$(83,059,631)

*	Details of the major categories of the Fund’s investments are reflected within the Consolidated Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

The Fund seeks to generate positive absolute returns over time. The Fund uses a set of proprietary quantitative models to identify price trends in equity, fixed income, currency and commodity instruments, and may have both short and long exposures within an asset class based on an analysis of asset price trends. Under normal market conditions, the Fund will make extensive use of derivative instruments, in particular futures and forward contracts, to capture the exposures suggested by its absolute return strategy while also adding value through volatility management. These market exposures, which are expected to change over time, may include exposures to global equity and fixed income securities, securities indices, currencies, commodities and other instruments. During the period ended March 31, 2017, the Fund used long and short futures and forward contracts on U.S. and foreign government bonds, U.S. and foreign equity market indices, foreign currencies, commodities (through investments in the Subsidiary) and short-term interest rates to capture the exposures suggested by the quantitative investment models.

The following is a summary of derivative instruments for the Fund, as of March 31, 2017:

Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$3,378,506	$—

Exchange-traded asset derivatives
Interest rate contracts	$—	$6,239,892
Foreign exchange contracts	—	586,850
Equity contracts	—	38,240,347
Commodity contracts	—	14,505,442

Total exchange-traded asset derivatives	$—	$59,572,531

Total asset derivatives	$3,378,506	$59,572,531

Liabilities	Unrealized depreciation on forward foreign currency contracts	Unrealized depreciation on futures contracts
Over-the-counter liability derivatives
Foreign exchange contracts	$(25,581,935)	$—

Exchange-traded liability derivatives
Interest rate contracts	$—	$(18,307,057)
Foreign exchange contracts	—	(9,021,025)
Equity contracts	—	(10,019,604)
Commodity contracts	—	(20,130,010)

Total exchange-traded liability derivatives	$—	$(57,477,696)

Total liability derivatives	$(25,581,935)	$(57,477,696)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Over-the-counter (“OTC”) derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty	Derivatives	Collateral Pledged
UBS AG	$(22,203,429)	$62,342,805

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

	Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
Over-the-counter counterparty credit risk
Forward foreign currency contracts	$3,378,506	$—
Collateral pledged to UBS AG	62,342,805	62,342,805

Total over-the-counter counterparty credit risk	65,721,311	62,342,805

Exchange-traded counterparty credit risk
Futures contracts	59,572,531	59,572,531
Margin with brokers	382,015,093	382,015,093

Total exchange-traded counterparty credit risk	441,587,624	441,587,624

Total counterparty credit risk	$507,308,935	$503,930,429

Investment Summary at March 31, 2017 (Unaudited)

Certificates of Deposit	66.6%
Treasuries	12.2
Time Deposits	9.7
Commercial Paper	6.7
Other Notes	2.5

Total Investments	97.7
Other assets less liabilities (including forward foreign currency and futures contracts)	2.3

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

ASG Tactical U.S. Market Fund

Shares	Description	Value (†)
Common Stocks – 57.6% of Net Assets
	Aerospace & Defense – 1.9%
1,492	Boeing Co. (The)	$263,875
626	Northrop Grumman Corp.	148,888
7,880	United Technologies Corp.	884,215

		1,296,978

	Air Freight & Logistics – 0.5%
808	FedEx Corp.	157,681
1,834	United Parcel Service, Inc., Class B	196,788

		354,469

	Banks – 3.6%
24,223	Bank of America Corp.	571,421
6,361	Fifth Third Bancorp	161,569
8,088	JPMorgan Chase & Co.	710,450
11,433	Regions Financial Corp.	166,121
5,477	U.S. Bancorp	282,066
10,983	Wells Fargo & Co.	611,314

		2,502,941

	Beverages – 1.3%
8,876	Coca-Cola Co. (The)	376,697
1,790	Dr Pepper Snapple Group, Inc.	175,277
3,368	PepsiCo, Inc.	376,745

		928,719

	Biotechnology – 1.1%
1,780	Amgen, Inc.	292,045
515	Biogen, Inc.(b)	140,811
1,866	Celgene Corp.(b)	232,187
1,171	Gilead Sciences, Inc.	79,534

		744,577

	Capital Markets – 1.9%
4,680	Bank of New York Mellon Corp. (The)	221,036
1,620	BlackRock, Inc.	621,286
1,863	CME Group, Inc.	221,325
1,764	S&P Global, Inc.	230,625

		1,294,272

	Chemicals – 1.4%
943	Air Products & Chemicals, Inc.	127,578
2,396	Dow Chemical Co. (The)	152,242
2,472	E.I. du Pont de Nemours & Co.	198,576
508	Ecolab, Inc.	63,673
1,556	Monsanto Co.	176,139
1,333	PPG Industries, Inc.	140,072
418	Sherwin-Williams Co. (The)	129,659

		987,939

Shares	Description	Value (†)
Common Stocks – continued
	Commercial Services & Supplies – 0.1%
771	Cintas Corp.	$97,562

	Communications Equipment – 0.6%
8,211	Cisco Systems, Inc.	277,532
1,107	Harris Corp.	123,176

		400,708

	Construction & Engineering – 0.1%
1,954	Fluor Corp.	102,820

	Consumer Finance – 0.3%
2,393	Capital One Financial Corp.	207,377

	Containers & Packaging – 0.1%
1,305	Sealed Air Corp.	56,872

	Diversified Financial Services – 1.0%
4,241	Berkshire Hathaway, Inc., Class B(b)	706,890
	Diversified Telecommunication Services – 1.7%
18,671	AT&T, Inc.	775,780
8,522	Verizon Communications, Inc.	415,448

		1,191,228

	Electric Utilities – 1.1%
1,514	American Electric Power Co., Inc.	101,635
1,583	Duke Energy Corp.	129,822
1,889	Eversource Energy	111,035
679	NextEra Energy, Inc.	87,163
1,585	PG&E Corp.	105,181
2,672	PPL Corp.	99,906
2,361	Southern Co. (The)	117,531

		752,273

	Energy Equipment & Services – 0.6%
2,773	Halliburton Co.	136,459
3,295	Schlumberger Ltd.	257,340

		393,799

	Food & Staples Retailing – 0.7%
3,498	CVS Health Corp.	274,593
2,586	Walgreens Boots Alliance, Inc.	214,767

		489,360

	Food Products – 0.5%
877	Archer-Daniels-Midland Co.	40,377
6,505	Mondelez International, Inc., Class A	280,236

		320,613

	Health Care Equipment & Supplies – 1.6%
3,450	Boston Scientific Corp.(b)	85,801
2,135	CR Bard, Inc.	530,633
2,836	Danaher Corp.	242,563
3,626	Medtronic PLC	292,111

		1,151,108

Shares	Description	Value (†)
Common Stocks – continued
	Health Care Providers & Services – 1.5%
2,334	Aetna, Inc.	$297,702
78	McKesson Corp.	11,564
4,547	UnitedHealth Group, Inc.	745,753

		1,055,019

	Hotels, Restaurants & Leisure – 0.9%
1,260	Marriott International, Inc., Class A	118,667
2,036	McDonald’s Corp.	263,886
3,658	Starbucks Corp.	213,590

		596,143

	Household Durables – 0.1%
1,718	Lennar Corp., Class A	87,944

	Household Products – 1.1%
8,886	Procter & Gamble Co. (The)	798,407

	Industrial Conglomerates – 1.7%
1,475	3M Co.	282,212
21,584	General Electric Co.	643,203
1,973	Honeywell International, Inc.	246,368

		1,171,783

	Insurance – 1.4%
1,663	Aon PLC	197,381
1,555	Assurant, Inc.	148,767
2,125	Chubb Ltd.	289,531
2,487	Lincoln National Corp.	162,774
2,017	Torchmark Corp.	155,390

		953,843

	Internet & Direct Marketing Retail – 2.6%
1,690	Amazon.com, Inc.(b)	1,498,253
810	Netflix, Inc.(b)	119,726
127	Priceline Group, Inc. (The)(b)	226,056

		1,844,035

	Internet Software & Services – 2.7%
624	Alphabet, Inc., Class A(b)	529,027
630	Alphabet, Inc., Class C(b)	522,623
4,953	eBay, Inc.(b)	166,272
4,793	Facebook, Inc., Class A(b)	680,846

		1,898,768

	IT Services – 1.6%
1,837	Accenture PLC, Class A	220,219
1,781	Automatic Data Processing, Inc.	182,357
2,065	International Business Machines Corp.	359,599
3,853	Paychex, Inc.	226,942
1,058	Visa, Inc., Class A	94,024

		1,083,141

	Machinery – 0.9%
2,367	Deere & Co.	257,672
1,418	Fortive Corp.	85,392

Shares	Description	Value (†)
Common Stocks – continued
	Machinery – continued
1,153	Illinois Tool Works, Inc.	$152,738
1,721	PACCAR, Inc.	115,651

		611,453

	Media – 1.6%
368	Charter Communications, Inc., Class A(b)	120,454
10,474	Comcast Corp., Class A	393,718
2,022	Time Warner, Inc.	197,569
3,343	Walt Disney Co. (The)	379,063

		1,090,804

	Metals & Mining – 0.5%
10,064	Newmont Mining Corp.	331,709

	Multi-Utilities – 1.1%
1,829	CMS Energy Corp.	81,829
7,422	Consolidated Edison, Inc.	576,393
797	Sempra Energy	88,069

		746,291

	Oil, Gas & Consumable Fuels – 3.3%
3,761	Apache Corp.	193,278
4,353	Chevron Corp.	467,381
3,373	Cimarex Energy Co.	403,040
729	Concho Resources, Inc.(b)	93,560
1,813	EOG Resources, Inc.	176,858
8,709	Exxon Mobil Corp.	714,225
1,718	Phillips 66	136,100
1,997	Valero Energy Corp.	132,381

		2,316,823

	Pharmaceuticals – 3.1%
191	Allergan PLC	45,634
502	Eli Lilly & Co.	42,223
7,521	Johnson & Johnson	936,741
7,541	Merck & Co., Inc.	479,155
1,220	Mylan NV(b)	47,568
16,878	Pfizer, Inc.	577,396
1,070	Zoetis, Inc.	57,106

		2,185,823

	Professional Services – 0.2%
849	Equifax, Inc.	116,092

	REITs—Apartments – 0.1%
582	AvalonBay Communities, Inc.	106,855

	REITs—Diversified – 0.4%
1,328	American Tower Corp.	161,405
850	Vornado Realty Trust	85,264

		246,669

	REITs—Regional Malls – 0.8%
3,271	Simon Property Group, Inc.	562,710

Shares	Description	Value (†)
Common Stocks – continued
	REITs - Storage – 0.5%
1,563	Public Storage	$342,156

	Road & Rail – 0.3%
2,168	Union Pacific Corp.	229,635

	Semiconductors & Semiconductor Equipment – 2.5%
1,946	Analog Devices, Inc.	159,475
1,255	Broadcom Ltd.	274,795
26,699	Intel Corp.	963,033
1,181	Lam Research Corp.	151,593
1,948	NVIDIA Corp.	212,195

		1,761,091

	Software – 2.0%
1,762	Adobe Systems, Inc.(b)	229,289
14,960	Microsoft Corp.	985,265
2,434	Salesforce.com, Inc.(b)	200,781

		1,415,335

	Specialty Retail – 1.9%
167	AutoZone, Inc.(b)	120,749
4,418	Home Depot, Inc. (The)	648,695
2,431	Lowe’s Cos., Inc.	199,853
377	O’Reilly Automotive, Inc.(b)	101,730
1,928	TJX Cos., Inc. (The)	152,466
331	Ulta Salon, Cosmetics & Fragrance, Inc.(b)	94,411

		1,317,904

	Technology Hardware, Storage & Peripherals – 2.3%
10,121	Apple, Inc.	1,453,983
2,690	Seagate Technology PLC	123,552

		1,577,535

	Textiles, Apparel & Luxury Goods – 0.3%
3,568	NIKE, Inc., Class B	198,845
702	Under Armour, Inc., Class A(b)	13,885
1,113	Under Armour, Inc., Class C(b)	20,368

		233,098

	Tobacco – 2.1%
886	Altria Group, Inc.	63,278
10,730	Philip Morris International, Inc.	1,211,417
3,137	Reynolds American, Inc.	197,694

		1,472,389

	Total Common Stocks (Identified Cost $32,441,815)	40,133,960

Exchange-Traded Funds – 10.3%
30,556	SPDR® S&P 500® ETF Trust (Identified Cost $6,900,981)	7,203,271

Principal Amount	Description	Value (†)
Short-Term Investments – 32.1%
	Certificates of Deposit – 17.2%
$1,000,000	Landesbank Hessen (NY), 0.920%, 4/07/2017	$999,998
1,000,000	Sumitomo Mitsui Trust Bank (NY), 0.960%, 4/07/2017	1,000,018
1,000,000	Credit Agricole Corporate & Investment Bank (NY), 0.900%, 4/12/2017	1,000,001
2,000,000	Bank of Montreal (IL), 1.434%, 5/12/2017 (c)(d)	2,001,038
1,000,000	Norinchukin Bank (NY), 1.300%, 6/19/2017 (c)	1,000,485
1,000,000	Credit Industriel et Commercial (NY), 1.050%, 6/20/2017	1,000,296
1,000,000	Rabobank Nederland NV, 1.228%, 7/10/2017 (c)(d)	1,000,623
1,000,000	Skandinaviska Enskilda Banken AB (NY), 1.070%, 7/11/2017 (c)	1,000,143
1,000,000	Dexia Credit Local, (Credit Support: Belgium/France/Luxembourg), 1.281%, 8/11/2017 (c)(d)	1,000,757
1,000,000	Mizuho Bank Ltd. (NY), 1.393%, 8/17/2017 (c)(d)	1,000,361
1,000,000	Commonwealth Bank of Australia (NY), 1.367%, 2/23/2018 (c)(d)	1,000,330

		12,004,050

	Time Deposits – 8.0%
2,550,000	Canadian Imperial Bank of Commerce, 0.820%, 4/03/2017	2,550,000
3,000,000	National Bank of Kuwait, 0.830%, 4/03/2017 (d)	3,000,000

		5,550,000

	Treasuries – 3.3%
750,000	U.S. Treasury Bills, 0.490%, 4/06/2017 (e)(f)	749,962
750,000	U.S. Treasury Bills, 0.510%, 5/11/2017 (e)(f)	749,431
400,000	U.S. Treasury Bills, 0.695%, 6/08/2017 (e)(f)	399,479
400,000	U.S. Treasury Bills, 0.705%, 7/06/2017 (e)(f)	399,202

		2,298,074

	Commercial Paper – 2.2%
1,500,000	Sinochem Co. Ltd, (Credit Support: Australian & New Zealand Banking Group Ltd.), 1.000%, 4/07/2017 (e)	1,499,764

	Other Notes – 1.4%
1,000,000	Bank of America N.A., 1.060%, 6/09/2017 (c)(d)	999,739

	Total Short-Term Investments (Identified Cost $22,348,048)	22,351,627

Description	Value (†)
Total Investments – 100.0% (Identified Cost $61,690,844)(a)	$69,688,858
Other assets less liabilities – (0.0)%	(16,016)

Net Assets – 100.0%	$69,672,842

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadvisers and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser or subadviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $61,690,844 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$8,203,916
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(205,902)

Net unrealized appreciation	$7,998,014

At December 31, 2016, the Fund had a short-term capital loss carryforward of $2,620,659 with no expiration date. This amount may be available to offset future realized capital gains, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(d)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(e)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(f)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.

REITs Real	Estate Investment Trusts

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500®	6/16/2017	375	$44,235,938	$(241,875)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$40,133,960	$—	$—	$40,133,960
Exchange-Traded Funds	7,203,271	—	—	7,203,271
Short-Term Investments	—	22,351,627	—	22,351,627

Total	$47,337,231	$22,351,627	$—	$69,688,858

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(241,875)	$—	$—	$(241,875)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund seeks long-term capital appreciation, with emphasis on the protection of capital during unfavorable market conditions. The Fund uses long futures contracts on U.S. equity indices to increase exposure to the U.S. equity market to up to130% of the Fund’s total assets and short futures on U.S. equity indices to decrease exposure to the U.S. equity market to as low as 0% of the Fund’s total assets (to limit the effects of extreme market drawdowns). For the period ended March 31, 2017, the Fund used long contracts on U.S. equity market indices to increase exposure to the U.S. equity market and also used short contracts on U.S. equity market indices to decrease exposure to the U.S. equity market in order to limit the effects of market drawdowns.

The following is a summary of derivative instruments for the Fund, as of March 31, 2017:

Liability	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Equity contracts	$(241,875)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund:

Maximum Amount of Loss - Gross
Exchange-traded counterparty credit risk
Margin with brokers	$2,439,647

Industry Summary at March 31, 2017 (Unaudited)

Exchange-Traded Funds	10.3%
Banks	3.6
Oil, Gas & Consumable Fuels	3.3
Pharmaceuticals	3.1
Internet Software & Services	2.7
Internet & Direct Marketing Retail	2.6
Semiconductors & Semiconductor Equipment	2.5
Technology Hardware, Storage & Peripherals	2.3
Tobacco	2.1
Software	2.0
Other Investments, less than 2% each	33.4
Short-Term Investments	32.1

Total Investments	100.0
Other assets less liabilities (including futures contracts)	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Loomis Sayles Strategic Alpha Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – 81.1% of Net Assets
Non-Convertible Bonds – 79.5%
	ABS Car Loan – 6.5%
$2,135,000	Ally Auto Receivables Trust, Series 2016-3, Class A3, 1.440%, 8/17/2020(b)	$2,131,604
1,455,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class D, 3.720%, 12/08/2021(b)	1,491,718
295,000	AmeriCredit Automobile Receivables Trust, Series 2016-2, Class D, 3.650%, 5/09/2022(b)	302,194
600,000	CPS Auto Receivables Trust, Series 2014-D, Class C, 4.350%, 11/16/2020, 144A(b)	612,255
3,065,000	CPS Auto Receivables Trust, Series 2016-B, Class E, 8.140%, 5/15/2023, 144A	3,170,780
2,175,000	Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.020%, 11/15/2021, 144A(b)	2,201,483
655,000	DT Auto Owner Trust, Series 2014-3A, Class D, 4.470%, 11/15/2021, 144A(b)	668,404
1,070,000	DT Auto Owner Trust, Series 2015-2A, Class D, 4.250%, 2/15/2022, 144A	1,091,069
4,075,000	DT Auto Owner Trust, Series 2016-1A, Class D, 4.660%, 12/15/2022, 144A(b)	4,181,783
3,045,000	DT Auto Owner Trust, Series 2016-2A, Class D, 5.430%, 11/15/2022, 144A(b)	3,189,415
270,000	First Investors Auto Owner Trust, Series 2014-1A, Class D, 3.280%, 4/15/2021, 144A(b)	271,716
440,000	First Investors Auto Owner Trust, Series 2014-2A, Class D, 3.470%, 2/15/2021, 144A(b)	444,015
345,000	First Investors Auto Owner Trust, Series 2015-1A, Class D, 3.590%, 1/18/2022, 144A(b)	348,210
1,710,000	First Investors Auto Owner Trust, Series 2015-2A, Class D, 4.220%, 12/15/2021, 144A(b)	1,749,918
220,000	First Investors Auto Owner Trust, Series 2016-2A, Class D, 3.350%, 11/15/2022, 144A(b)	218,828
605,000	Flagship Credit Auto Trust, Series 2015-1, Class C, 3.760%, 6/15/2021, 144A(b)	609,352
2,450,000	Flagship Credit Auto Trust, Series 2015-2, Class D, 5.980%, 8/15/2022, 144A	2,512,777
2,610,000	Flagship Credit Auto Trust, Series 2015-3, Class D, 7.120%, 11/15/2022, 144A	2,741,870
650,000	Flagship Credit Auto Trust, Series 2016-3, Class D, 3.890%, 11/15/2022, 144A(b)	650,934
1,056,896	Ford Credit Auto Owner Trust, Series 2014-C, Class A3, 1.060%, 5/15/2019(b)	1,055,813
1,946,561	Ford Credit Auto Owner Trust, Series 2015-A, Class A3, 1.280%, 9/15/2019(b)	1,945,575
1,615,074	Ford Credit Auto Owner Trust, Series 2015-B, Class A3, 1.160%, 11/15/2019(b)	1,613,717
3,350,000	Ford Credit Auto Owner Trust, Series 2015-C, Class A3, 1.410%, 2/15/2020(b)	3,348,783
677,370	Ford Credit Auto Owner Trust, Series 2016-B, Class A2B, 1.222%, 3/15/2019(b)(c)	677,502
10,395,000	Ford Credit Auto Owner Trust, Series 2016-C, Class A2B, 1.052%, 9/15/2019(b)(c)	10,399,964

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Car Loan – continued
$4,275,000	Ford Credit Auto Owner Trust, Series 2017-A, Class A2B, 1.032%, 12/15/2019(b)(c)	$4,276,654
906,831	Honda Auto Receivables Owner Trust, Series 2014-4, Class A3, 0.990%, 9/17/2018(b)	906,080
3,116,988	Honda Auto Receivables Owner Trust, Series 2015-3, Class A3, 1.270%, 4/18/2019(b)	3,115,154
2,135,000	Honda Auto Receivables Owner Trust, Series 2016-2, Class A3, 1.390%, 4/15/2020(b)	2,130,765
5,570,000	Honda Auto Receivables Owner Trust, Series 2016-4, Class A3, 1.210%, 12/18/2020(b)	5,523,077
1,290,000	Honda Auto Receivables Owner Trust, Series 2017-1, Class A3, 1.720%, 7/21/2021	1,290,563
970,000	Nissan Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.180%, 1/15/2021(b)	961,139
950,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A2B, 1.037%, 1/15/2020(c)	950,000
1,525,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.740%, 8/16/2021	1,524,838
3,045,000	Prestige Auto Receivables Trust, Series 2016-1A, Class D, 5.150%, 11/15/2021, 144A(b)	3,170,560
3,215,000	Toyota Auto Receivables Owner Trust, Series 2015-C, Class A3, 1.340%, 6/17/2019(b)	3,214,678
795,000	Toyota Auto Receivables Owner Trust, Series 2016-C, Class A3, 1.140%, 8/17/2020(b)	789,218
1,975,000	Toyota Auto Receivables Owner Trust, Series 2016-D, Class A2B, 1.042%, 5/15/2019(b)(c)	1,975,905
1,345,000	USAA Auto Owner Trust, Series 2016-1, Class A3, 1.200%, 6/15/2020(b)	1,338,974
595,000	Westlake Automobile Receivables Trust, Series 2017-1A, Class D, 3.460%, 10/17/2022, 144A(b)	596,779

		79,394,063

	ABS Credit Card – 8.2%
3,145,000	American Express Credit Account Master Trust, Series 2013-1, Class A, 1.332%, 2/16/2021(b)(c)	3,154,898
2,695,000	American Express Credit Account Master Trust, Series 2014-4, Class A, 1.430%, 6/15/2020(b)	2,696,939
2,295,000	American Express Credit Account Master Trust, Series 2014-5, Class A, 1.202%, 5/15/2020(b)(c)	2,297,953
4,050,000	American Express Credit Account Secured Note Trust, Series 2012-4, Class A, 1.152%, 5/15/2020(b)(c)	4,053,806
2,765,000	American Express Issuance Trust II, Series 2013-2, Class A, 1.342%, 8/15/2019(b)(c)	2,775,771
2,050,000	BA Credit Card Trust, Series 2014-A1, Class A, 1.292%, 6/15/2021(b)(c)	2,058,760
5,865,000	Bank of America Credit Card Trust, Series 2015-A1, Class A, 1.242%, 6/15/2020(b)(c)	5,876,573
995,000	Bank of America Credit Card Trust, Series 2016-A1, Class A, 1.302%, 10/15/2021(b)(c)	1,001,507
4,385,000	Bank of America Credit Card Trust, Series 2017-A1, Class A1, 1.950%, 8/15/2022	4,390,736
3,600,000	Capital One Multi-Asset Execution Trust, Series 2004-A7, Class A7, 1.450%, 8/16/2021(b)	3,593,277
2,585,000	Capital One Multi-Asset Execution Trust, Series 2017-A1, Class A1, 2.000%, 1/17/2023	2,593,527

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Credit Card – continued
$3,370,000	Chase Issuance Trust, Series 2007-A12, Class A12, 0.962%, 8/15/2019(b)(c)	$3,369,999
6,640,000	Chase Issuance Trust, Series 2014-A7, Class A, 1.380%, 11/15/2019(b)	6,643,133
3,560,000	Chase Issuance Trust, Series 2015-A1, Class A, 1.232%, 2/18/2020(b)(c)	3,568,261
3,500,000	Chase Issuance Trust, Series 2015-A4, Class A, 1.840%, 4/15/2022(b)	3,492,785
6,090,000	Chase Issuance Trust, Series 2016-A1, Class A, 1.322%, 5/17/2021(b)(c)	6,123,594
3,120,000	Chase Issuance Trust, Series 2016-A2, Class A, 1.370%, 6/15/2021(b)	3,099,222
5,990,000	Chase Issuance Trust, Series 2017-A1, Class A, 1.212%, 1/18/2022(b)(c)	6,004,977
2,900,000	Chase Issuance Trust, Sries 2016-A5, Class A5, 1.270%, 7/15/2021(b)	2,869,248
5,825,000	Citibank Credit Card Issuance Trust, Series 2013-A7, Class A7, 1.288%, 9/10/2020(b)(c)	5,848,806
3,000,000	Citibank Credit Card Issuance Trust, Series 2014-A4, Class A4, 1.230%, 4/24/2019(b)	3,000,179
3,045,000	Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.730%, 4/09/2020(b)	3,055,186
5,800,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.750%, 11/19/2021(b)	5,790,522
5,995,000	Citibank Credit Card Issuance Trust, Series 2017-A1, Class A1, 1.193%, 1/19/2021(b)(c)	6,002,540
2,405,000	Discover Card Execution Note Trust, Series 2013-A1, Class A1, 1.212%, 8/17/2020(b)(c)	2,409,210
990,000	Discover Card Execution Note Trust, Series 2015-A1, Class A1, 1.262%, 8/17/2020(b)(c)	992,184
3,600,000	World Financial Network Credit Card Master Trust, Series 2015-C, Class A, 1.260%, 3/15/2021(b)	3,599,906

		100,363,499

	ABS Home Equity – 11.9%
673,314	Adjustable Rate Mortgage Trust, Series 2004-4, Class 3A1, 3.336%, 3/25/2035(b)(c)	649,650
1,433,076	Adjustable Rate Mortgage Trust, Series 2005-1, Class 3A1, 3.144%, 5/25/2035(c)	1,407,701
1,916,747	Ajax Mortgage Loan Trust, Series 2016-B, Class A, 4.000%, 9/25/2065, 144A(b)(c)	1,912,979
1,463,632	Ajax Mortgage Loan Trust, Series 2016-C, Class A, 4.000%, 10/25/2057, 144A(b)(c)	1,456,825
4,066,719	Alliance Bancorp Trust, Series 2007-OA1, Class A1, 1.222%, 7/25/2037(c)	2,959,186
663,999	Alternative Loan Trust, Series 2003-20CB, Class 2A1, 5.750%, 10/25/2033	683,388
605,711	Alternative Loan Trust, Series 2003-9T1, Class A7, 5.500%, 7/25/2033	600,201
601,519	Alternative Loan Trust, Series 2004-16CB, Class 1A1, 5.500%, 7/25/2034(b)	613,093
690,990	Alternative Loan Trust, Series 2004-16CB, Class 3A1, 5.500%, 8/25/2034(b)	709,696
427,996	Alternative Loan Trust, Series 2004-28CB, Class 5A1, 5.750%, 1/25/2035	428,991

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,290,156	Alternative Loan Trust, Series 2005-J1, Class 2A1, 5.500%, 2/25/2025	$1,310,861
1,042,525	American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 1.282%, 9/25/2045(c)	860,268
1,500,000	American Homes 4 Rent, Series 2014-SFR1, Class E, 3.443%, 6/17/2031, 144A(c)	1,499,997
300,000	American Homes 4 Rent, Series 2014-SFR2, Class D, 5.149%, 10/17/2036, 144A(b)	317,240
1,980,000	American Homes 4 Rent, Series 2014-SFR2, Class E, 6.231%, 10/17/2036, 144A	2,151,991
1,200,000	American Homes 4 Rent, Series 2014-SFR3, Class E, 6.418%, 12/17/2036, 144A	1,319,704
822,816	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1, 5.500%, 10/25/2033	838,509
2,900,269	Banc of America Alternative Loan Trust, Series 2004-6, Class 2A1, 6.000%, 7/25/2034	3,014,802
1,026,075	Banc of America Alternative Loan Trust, Series 2005-6, Class CB7, 5.250%, 7/25/2035	933,197
1,533,916	Banc of America Funding Trust, Series 2004-B, Class 4A2, 3.241%, 11/20/2034(c)	1,429,038
428,103	Banc of America Funding Trust, Series 2005-5, Class A1, 5.500%, 9/25/2035(b)	446,857
964,500	Banc of America Funding Trust, Series 2005-7, Class 3A1, 5.750%, 11/25/2035	987,594
686,232	Banc of America Funding Trust, Series 2007-4, Class 5A1, 5.500%, 11/25/2034	682,140
824,875	Bayview Opportunity Master Fund IIIa Trust, Series 2016-RN3, Class A1, 3.598%, 9/29/2031, 144A(b)(c)	823,646
255,177	Bayview Opportunity Master Fund IIIb Trust, Series 2015-NPLA, Class A, 3.721%, 7/28/2035, 144A(b)(c)	255,483
1,607,756	Bayview Opportunity Master Fund IVb Trust, Series 2017-NPL1, Class A1, 3.598%, 1/28/2032, 144A(b)(c)	1,603,444
537,958	Bayview Opportunity Master Fund Trust, Series 16-RPL3, Class A1, 3.475%, 7/28/2031, 144A(b)(c)	536,134
1,655,635	Bayview Opportunity Master Fund Trust, Series 2016-LT1, Class A1, 3.475%, 10/28/2031, 144A(b)(c)	1,647,402
1,009,771	BCAP LLC Trust, Series 2007-AA2, Class 22A1, 6.000%, 3/25/2022	997,241
2,112,717	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-6, Class 2A1, 3.333%, 9/25/2034(c)	1,941,354
469,030	CAM Mortgage Trust, Series 2016-1, Class A, 4.000%, 1/15/2056, 144A(b)(c)	466,923
2,055,000	CAM Mortgage Trust, Series 2016-1, Class M, 5.000%, 1/15/2056, 144A(c)	1,967,609
580,979	Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.997%, 5/25/2035(c)	541,300
2,414,441	Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A3, 3.010%, 8/25/2035(c)	2,084,417
2,896,306	Citigroup Mortgage Loan Trust, Inc., Series 2014-11, Class 2A1, 0.918%, 8/25/2036, 144A(b)(c)	2,664,486
2,504,022	Citigroup Mortgage Loan Trust, Inc., Series 2015-2, Class 1A1, 0.978%, 6/25/2047, 144A(b)(c)	2,309,620
1,869,970	CitiMortgage Alternative Loan Trust, Series 2006-A4, Class 1A1, 6.000%, 9/25/2036	1,718,786

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$2,200,000	Colony American Finance Ltd., Series 2015-1, Class D, 5.649%, 10/15/2047, 144A(b)	$2,174,734
1,065,000	Colony American Finance Ltd., Series 2016-1, Class C, 4.638%, 6/15/2048, 144A(b)(c)	1,067,971
400,000	Colony American Homes, Series 2014-2A, Class E, 4.180%, 7/17/2031, 144A(c)	399,999
786,800	Countrywide Alternative Loan Trust, Series 2003-22CB, Class 1A1, 5.750%, 12/25/2033(b)	804,832
722,570	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11, 5.500%, 8/25/2034	752,070
1,296,154	Countrywide Alternative Loan Trust, Series 2004-J10, Class 2CB1, 6.000%, 9/25/2034	1,333,533
741,398	Countrywide Alternative Loan Trust, Series 2004-J3, Class 1A1, 5.500%, 4/25/2034(b)	752,663
2,702	Countrywide Alternative Loan Trust, Series 2004-J7, Class 1A5, 5.072%, 8/25/2034(b)(c)(d)	2,695
832,577	Countrywide Alternative Loan Trust, Series 2005-14, Class 2A1, 1.192%, 5/25/2035(c)	693,027
819,126	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-12, Class 8A1, 3.224%, 8/25/2034(c)	706,880
113,510	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-HYB4, Class 2A1, 3.153%, 9/20/2034(b)(c)(d)	107,987
295,885	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-11, Class 4A1, 1.252%, 4/25/2035(c)	244,521
900,452	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-21, Class A17, 5.500%, 10/25/2035	799,373
1,773,951	Credit Suisse First Boston Mortgage Pass Through Certificates, Series 2004-AR3, Class 3A1, 3.233%, 5/25/2034(b)(c)	1,651,737
271,600	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 4A4, 5.750%, 11/25/2033(b)	283,740
691,675	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR26, Class 7A1, 3.186%, 11/25/2033(b)(c)	668,045
462,177	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR28, Class 4A1, 3.294%, 12/25/2033(b)(c)(d)	452,034
850,078	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A4, 5.500%, 11/25/2035	808,419
701,954	Deutsche Alternative Mortgage Loan Trust Securities, Inc., Series 2005-5, Class 1A4, 5.500%, 11/25/2035(c)	733,542
1,127,295	Deutsche Mortgage Securities, Inc., Series 2004-4, Class 7AR1, 1.332%, 6/25/2034(c)	1,027,319
758,479	DSLA Mortgage Loan Trust, Series 2005-AR5, Class 2A1A, 1.308%, 9/19/2045(c)	565,589
2,036,074	Dukinfield 2 PLC, Series 2, Class A, 1.595%, 12/20/2052, (GBP)(b)(c)	2,573,985
760,663	Eurosail PLC, Series 2007-2X, Class A3C, 0.494%, 3/13/2045, (GBP)(b)(c)	927,381
500,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2013-DN2, Class M2, 5.232%, 11/25/2023(c)	542,142
2,015,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN1, Class M2, 3.182%, 2/25/2024(b)(c)	2,072,424

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$1,445,906	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2014-DN2, Class M2, 2.632%, 4/25/2024(b)(c)	$1,460,715
2,585,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M2, 2.832%, 10/25/2027(b)(c)	2,642,963
484,007	GMAC Mortgage Corp. Loan Trust, Series 2005-AR4, Class 3A1, 3.574%, 7/19/2035(c)	467,540
976,689	GSR Mortgage Loan Trust, Series 2004-14, Class 5A1, 3.204%, 12/25/2034(b)(c)	969,361
394,889	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1, 3.147%, 7/25/2035(c)	351,170
1,350,934	HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 1.158%, 11/19/2036(c)	1,115,301
1,794,675	IndyMac Index Mortgage Loan Trust, Series 2004-AR12, Class A1, 1.762%, 12/25/2034(c)	1,476,939
889,132	IndyMac Index Mortgage Loan Trust, Series 2004-AR7, Class A5, 2.202%, 9/25/2034(c)	764,747
1,888,227	IndyMac Index Mortgage Loan Trust, Series 2005-16IP, Class A1, 1.622%, 7/25/2045(c)	1,586,578
3,931,642	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1, 1.192%, 2/25/2046(c)	3,116,728
860,000	Invitation Homes Trust, Series 2015-SFR1, Class E, 5.143%, 3/17/2032, 144A(c)	871,721
2,271,685	JPMorgan Alternative Loan Trust, Series 2006-A1, Class 3A1, 3.403%, 3/25/2036(c)	1,871,883
606,246	JPMorgan Mortgage Trust, Series 2003-A2, Class 3A1, 2.822%, 11/25/2033(b)(c)	576,975
2,078,292	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1, 6.000%, 9/25/2034	2,100,280
1,580,517	JPMorgan Mortgage Trust, Series 2005-A2, Class 3A2, 3.286%, 4/25/2035(b)(c)	1,568,501
515,577	JPMorgan Mortgage Trust, Series 2005-A3, Class 4A1, 3.086%, 6/25/2035(b)(c)	517,973
1,159,961	JPMorgan Mortgage Trust, Series 2006-A1, Class 1A2, 3.224%, 2/25/2036(c)	1,069,083
2,245,813	JPMorgan Mortgage Trust, Series 2006-A7, Class 2A4, 3.319%, 1/25/2037(c)	2,062,999
688,824	Lehman XS Trust, Series 2005-7N, Class 3A1, 1.262%, 12/25/2035(c)	506,311
4	Lehman XS Trust, Series 2006-12N, Class A2A1, 1.132%, 8/25/2046(c)(d)	4
783,028	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.242%, 2/25/2046(c)	582,664
564,040	Ludgate Funding PLC, Series 2007-1, Class A2B, Zero Coupon, 1/01/2061, (EUR)(b)(c)	575,198
2,182,092	Ludgate Funding PLC, Series 2008-W1X, Class A1, 0.970%, 1/01/2061, (GBP)(b)(c)	2,650,425
360,755	MASTR Adjustable Rate Mortgages Trust, Series 2004-4, Class 5A1, 3.462%, 5/25/2034(b)(c)(d)	347,326
1,668,810	MASTR Adjustable Rate Mortgages Trust, Series 2004-7, Class 3A1, 2.870%, 7/25/2034(c)	1,614,000
396,344	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1, 3.333%, 4/25/2036(c)	364,892
574,986	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1, 5.250%, 11/25/2033(b)	593,374

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$631,030	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1, 5.500%, 6/25/2034(b)	$646,397
741,438	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1, 6.000%, 6/25/2034(b)	767,184
1,895,852	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1, 6.000%, 9/25/2034	2,008,224
221,878	MLCC Mortgage Investors, Inc., Series 2006-2, Class 2A, 2.878%, 5/25/2036(b)(c)	214,142
701,496	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 4A2, 5.500%, 11/25/2035(d)	667,953
1,392,603	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5, 5.500%, 11/25/2035	1,431,574
1,643,563	National City Mortgage Capital Trust, Series 2008-1, Class 2A1, 6.000%, 3/25/2038	1,703,671
833,163	Newgate Funding, Series 2007-3X, Class A2B, 0.270%, 12/15/2050, (EUR)(b)(c)	871,912
715,964	NYMT Residential LLC, Series 2016-RP1A, Class A, 4.000%, 3/25/2021, 144A(b)(c)	711,880
1,100,857	Residential Accredit Loans, Inc. Trust, Series 2006-QO4, Class 2A1, 1.172%, 4/25/2046(c)	887,652
493,997	Residential Accredit Loans, Inc. Trust, Series 2006-QO7, Class 3A2, 1.187%, 9/25/2046(c)	369,079
848,194	Residential Accredit Loans, Inc. Trust, Series 2007-QO4, Class A1A, 1.172%, 5/25/2047(c)	764,690
1,679,355	Residential Asset Securitization Trust, Series 2005-A8CB, Class A9, 5.375%, 7/25/2035	1,476,845
535,469	Residential Funding Mortgage Securities, Series 2006-S1, Class 1A3, 5.750%, 1/25/2036(d)	521,457
264,084	RMAC PLC, Series 2005-NS3X, Class A2C, 0.031%, 6/12/2043, (EUR)(b)(c)	272,327
465,447	RMAC Securities No. 1 PLC, Series 2006-NS1X, Class A2C, Zero Coupon, 6/12/2044, (EUR)(b)(c)	477,127
357,468	RMAC Securities No. 1 PLC, Series 2007-NS1X, Class A2A, 0.494%, 6/12/2044, (GBP)(b)(c)	424,232
609,068	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 6A, 3.038%, 9/25/2034(b)(c)	598,954
828,221	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 1A, 3.090%, 6/25/2034(b)(c)	817,842
3,878,823	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1, 1.292%, 7/25/2035(c)	3,128,575
809,396	Structured Asset Securities Corp. Mortgage Pass Through Certificates, Series 2004-20, Class 8A7, 5.750%, 11/25/2034(b)	818,181
435,128	Structured Asset Securities Corp. Trust, Series 2005-1, Class 7A7, 5.500%, 2/25/2035	432,852
1,200,000	Towd Point Mortgage Funding PLC, Series 16-GR1X, Class B, 1.760%, 7/20/2046, (GBP)(b)(c)	1,508,006
1,400,527	U.S. Residential Opportunity Fund III Trust, Series 2016-1III, Class A, 3.475%, 7/27/2036, 144A(b)(c)	1,393,384
3,317,194	Vericrest Opportunity Loan Transferee, Series 16-NPL8, Class A1, 3.500%, 7/25/2046, 144A(b)(c)	3,335,106
377,547	Vericrest Opportunity Loan Transferee, Series 2015-NPL7, Class A1, 3.250%, 2/25/2055, 144A(b)(c)	376,964
1,453,809	VOLT LIV LLC, Series 2017-NPL1, Class A1, 3.625%, 2/25/2047, 144A(b)(c)	1,448,708

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Home Equity – continued
$680,000	VOLT LIV LLC, Series 2017-NPL1, Class A2, 6.000%, 2/25/2047, 144A(c)	$673,664
1,565,000	VOLT XL LLC, Series 2015-NP14, Class A2, 4.875%, 11/27/2045, 144A(c)	1,540,852
199,384	VOLT XXII LLC, Series 2015-NPL4, Class A2, 4.250%, 2/25/2055, 144A(b)(c)	195,320
2,181,712	VOLT XXVII LLC, Series 2014-NPL7, Class A2, 4.750%, 8/27/2057, 144A(c)	2,179,283
1,220,370	VOLT XXXI LLC, Series 2015-NPL2, Class A1, 3.375%, 2/25/2055, 144A(b)(c)	1,216,511
1,056,659	VOLT XXXIII LLC, Series 2015-NPL5, Class A1, 3.500%, 3/25/2055, 144A(b)(c)	1,060,594
1,424,441	VOLT XXXIX LLC, Series 2015-NP13, Class A1, 4.125%, 10/25/2045, 144A(b)(c)	1,427,536
2,532,662	VOLT XXXV, Series 2016-NPL9, Class A1, 3.500%, 9/25/2046, 144A(b)(c)	2,532,087
1,128,126	WaMu Mortgage Pass Through Certificates, Series 2006-AR11, Class 2A, 2.116%, 9/25/2046(c)	1,087,708
1,860,584	WaMu Mortgage Pass Through Certificates, Series 2007-HY5, Class 2A3, 2.492%, 5/25/2037(c)	1,554,053
230,965	Wedgewood Real Estate Trust, Series 2016-1, Class A2, 5.000%, 7/15/2046, 144A(c)	230,503
372,359	Wells Fargo Mortgage Backed Securities Trust, Series 2004-O, Class A1, 2.995%, 8/25/2034(b)(c)	377,922
230,173	Wells Fargo Mortgage Backed Securities Trust, Series 2005-11, Class 2A3, 5.500%, 11/25/2035(d)	235,279
968,747	Wells Fargo Mortgage Backed Securities Trust, Series 2005-16, Class A18, 6.000%, 1/25/2036	960,854
540,697	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A4, 3.074%, 5/01/2035(b)(c)	549,977

		144,641,107

	ABS Other – 3.8%
4,149,554	AIM Aviation Finance Ltd., Series 2015-1A, Class B1, 5.072%, 2/15/2040, 144A(b)(c)	4,066,563
1,429,852	AIM Aviation Finance Ltd., Series 2015-1A, Class C1, 4.750%, 2/15/2040, 144A	1,347,635
1,227,083	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A, 4.213%, 12/16/2041, 144A(b)(c)	1,235,953
915,365	Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.682%, 12/16/2041, 144A(c)	924,625
2,703,704	Cronos Containers Program I Ltd., 3.270%, 11/18/2029, 144A(b)	2,639,563
1,979,262	GCA2014 Holdings Ltd., Series 2014-1, Class C, 6.000%, 1/05/2030, 144A(d)(e)	1,250,893
776,389	GCA2014 Holdings Ltd., Series 2014-1, Class D, 7.500%, 1/05/2030, 144A(d)(e)	223,755
3,410,000	GCA2014 Holdings Ltd., Series 2014-1, Class E, Zero Coupon, 1/05/2030, 144A(d)(e)(f)	7,502
1,317,885	Global Container Assets Ltd., Series 2015-1A, Class B, 4.500%, 2/05/2030, 144A(e)(g)	1,264,892
3,120,000	OneMain Financial Issuance Trust, 4.160%, 11/20/2028, 144A(b)	2,996,298
368,288	OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.430%, 6/18/2024, 144A(b)	368,360

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	ABS Other – continued
$310,676	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A(b)	$311,177
745,000	OneMain Financial Issuance Trust, Series 2014-2A, Class B, 3.020%, 9/18/2024, 144A(b)	743,676
6,475,000	OneMain Financial Issuance Trust, Series 2014-2A, Class D, 5.310%, 9/18/2024, 144A	6,528,827
1,265,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A(b)	1,278,378
3,100,000	OneMain Financial Issuance Trust, Series 2016-1A, Class C, 6.000%, 2/20/2029, 144A	3,167,199
2,685,000	OneMain Financial Issuance Trust, Series 2016-2A, Class B, 5.940%, 3/20/2028, 144A(b)	2,816,664
4,118,402	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042, 144A(b)	4,195,246
540,338	Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A, 1.590%, 11/20/2029, 144A(b)	538,913
1,076,471	Sierra Timeshare Receivables Funding LLC, Series 2013-3A, Class A, 2.200%, 10/20/2030, 144A(b)	1,076,373
1,042,990	SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.050%, 4/25/2029, 144A(b)	1,049,387
2,473,333	TAL Advantage V LLC, Series 2013-2A, Class A, 3.550%, 11/20/2038, 144A(b)	2,431,264
5,700,000	Working Capital Solutions Funding LLC, 7.711%, 8/27/2017, 144A(c)(d)(e)	5,700,000

		46,163,143

	ABS Student Loan – 0.7%
725,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 3.260%, 6/15/2032(c)	724,094
3,550,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 3.320%, 3/15/2033(c)	3,545,562
276,992	SoFi Professional Loan Program LLC, Series 2014-B, Class A1, 2.028%, 8/25/2032, 144A(b)(c)	280,857
1,391,589	SoFi Professional Loan Program LLC, Series 2015-A, Class A1, 1.971%, 3/25/2033, 144A(b)(c)	1,409,781
2,631,460	SoFi Professional Loan Program LLC, Series 2016-A, Class B, 3.570%, 1/26/2038, 144A(b)	2,639,845

		8,600,139

	Aerospace & Defense – 0.9%
1,135,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025(b)	1,166,780
1,605,000	Embraer Netherlands Finance BV, 5.400%, 2/01/2027(b)	1,655,525
1,195,000	Embraer Overseas Ltd., 5.696%, 9/16/2023, 144A(b)	1,275,663
6,003,000	Meccanica Holdings USA, Inc., 6.250%, 1/15/2040, 144A	6,333,165

		10,431,133

	Agency Commercial Mortgage-Backed Securities – 0.1%
1,100,000	VOLT LV LLC, Series 2017-NPL2, Class A1, 3.500%, 3/25/2047, 144A(c)	1,100,593

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Airlines – 1.4%
$8,093,778	Air Canada Pass Through Trust, Series 2015-2, Class B, 5.000%, 6/15/2025, 144A(b)	$8,306,482
3,150,000	American Airlines Pass Through Certificates, Series 2017-1B, Class B, 4.950%, 8/15/2026(b)	3,224,813
5,458,971	Latam Airlines Pass Through Trust, Series 2015-1, Class B, 4.500%, 8/15/2025	5,322,496

		16,853,791

	Automotive – 3.5%
5,875,000	American Honda Finance Corp., MTN, 1.332%, 11/19/2018(b)(c)	5,884,988
3,700,000	American Honda Finance Corp., Series MTN, 1.602%, 9/20/2017(b)(c)	3,708,699
6,045,000	BMW U.S. Capital LLC, 1.530%, 4/06/2020, 144A(c)	6,046,753
5,785,000	BMW U.S. Capital LLC, 1.541%, 9/13/2019, 144A(b)(c)	5,797,472
5,980,000	Ford Motor Credit Co. LLC, 2.009%, 1/09/2020(b)(c)	6,043,902
5,955,000	Nissan Motor Acceptance Corp., 1.602%, 1/13/2020, 144A(b)(c)	5,968,262
5,980,000	Toyota Motor Credit Corp., MTN, 1.269%, 1/09/2019(b)(c)	5,990,016
2,955,000	Toyota Motor Credit Corp., MTN, 1.464%, 10/18/2019(b)(c)	2,967,742

		42,407,834

	Banking – 3.8%
44,895,000	Banco Hipotecario S.A., 22.333%, 1/12/2020, 144A, (ARS)(c)	2,906,465
46,000,000	Banco Supervielle S.A., 24.438%, 8/09/2020, 144A, (ARS)(c)	3,099,821
1,334,000	Bank of America NA, Series BKNT, 1.431%, 6/15/2017(b)(c)	1,334,211
4,603,000	Citigroup, Inc., 1.754%, 11/24/2017(b)(c)	4,618,199
5,980,000	Citigroup, Inc., 1.800%, 1/10/2020(b)(c)	6,000,057
5,840,000	Goldman Sachs Group, Inc. (The), MTN, 1.725%, 6/04/2017(b)(c)	5,845,203
5,800,000	JPMorgan Chase Bank NA, 1.746%, 9/23/2019(b)(c)	5,831,662
5,883,000	Santander Holdings USA, Inc., 4.500%, 7/17/2025	5,991,794
6,000,000	Sumitomo Mitsui Banking Corp., 1.558%, 1/11/2019(b)(c)	6,004,146
3,000,000	Toronto-Dominion Bank (The), MTN, 1.458%, 1/18/2019(b)(c)	3,005,856
1,330,000	Wells Fargo & Co., MTN, 1.364%, 6/02/2017(b)(c)	1,330,314

		45,967,728

	Building Materials – 0.2%
2,755,000	Cemex SAB de CV, 6.125%, 5/05/2025, 144A	2,940,136

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Cable Satellite – 1.0%
$2,865,000	Cox Communications, Inc., 4.500%, 6/30/2043, 144A(b)	$2,479,669
1,575,000	Cox Communications, Inc., 4.700%, 12/15/2042, 144A(b)	1,402,465
1,740,000	DISH DBS Corp., 5.875%, 11/15/2024	1,827,435
1,475,000	DISH DBS Corp., 7.750%, 7/01/2026	1,714,688
2,065,000	Time Warner Cable LLC, 4.500%, 9/15/2042(b)	1,871,476
2,825,000	Videotron Ltd./Videotron Ltee, 5.125%, 4/15/2027, 144A	2,825,000

		12,120,733

	Collateralized Mortgage Obligations – 0.5%
55,479,706	Government National Mortgage Association, Series 2012-135, Class IO, 0.615%, 1/16/2053(b)(c)(h)	2,213,207
1,286,415	GSR Mortgage Loan Trust, Series 2005-AR5, Class 4A1, 3.239%, 10/25/2035(c)	1,210,496
528,224	HarborView Mortgage Loan Trust, Series 2006-7, Class 2A1A, 1.178%, 9/19/2046(c)	426,904
2,645,419	Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A, 3.272%, 2/25/2036(c)	2,488,015

		6,338,622

	Construction Machinery – 1.0%
5,810,000	Caterpillar Financial Services Corp., GMTN, 1.753%, 2/23/2018(b)(c)	5,838,213
6,000,000	Caterpillar Financial Services Corp., MTN, 1.528%, 1/10/2020(b)(c)	6,019,554

		11,857,767

	Diversified Manufacturing – 0.5%
5,915,000	United Technologies Corp., 1.384%, 11/01/2019(b)(c)	5,950,667

	Electric – 1.5%
12,170,000	Enel SpA, (fixed rate to 9/24/2023, variable rate thereafter), 8.750%, 9/24/2073, 144A(b)	13,995,500
4,800,000	Pacific Gas & Electric Co., 1.254%, 11/30/2017(b)(c)	4,803,077

		18,798,577

	Finance Companies – 0.8%
3,225,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.875%, 8/01/2021, 144A	3,257,250
6,100,000	USAA Capital Corp., 1.265%, 2/01/2019, 144A(b)(c)	6,099,146

		9,356,396

	Financial Other – 0.8%
1,415,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.250%, 2/01/2022, 144A	1,436,225
1,815,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.750%, 2/01/2024, 144A	1,871,719

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Financial Other – continued
$6,780,000		Rialto Holdings LLC/Rialto Corp., 7.000%, 12/01/2018, 144A	$6,907,125

			10,215,069

		Food & Beverage – 1.0%
3,850,000		BRF GmbH, 4.350%, 9/29/2026, 144A	3,517,783
10,800,000		BRF S.A., 7.750%, 5/22/2018, 144A, (BRL)(b)	3,285,952
2,300,000		Cosan Luxembourg S.A., 9.500%, 3/14/2018, 144A, (BRL)	708,161
2,300,000		JBS USA LUX S.A./JBS USA Finance, Inc., 5.750%, 6/15/2025, 144A	2,323,000
2,900,000		PepsiCo, Inc., 1.420%, 10/04/2019(b)(c)	2,907,598

			12,742,494

		Government Owned—No Guarantee – 2.1%
18,670,000,000		Financiera de Desarrollo Territorial S.A. Findeter, 7.875%, 8/12/2024, 144A, (COP)(b)	6,341,350
9,960,000		Petrobras Global Finance BV, 5.375%, 1/27/2021	10,223,940
905,000		Petrobras Global Finance BV, 5.625%, 5/20/2043	746,806
1,400,000		Petrobras Global Finance BV, 7.375%, 1/17/2027	1,482,250
940,000		Petrobras Global Finance BV, 8.750%, 5/23/2026	1,088,050
700,000	(††)	Petroleos Mexicanos, 7.650%, 11/24/2021, 144A, (MXN)(b)	3,537,716
1,930,000		YPF S.A., 23.854%, 7/07/2020, 144A(c)	2,048,817

			25,468,929

		Health Insurance – 0.5%
5,665,000		Aetna, Inc., 1.756%, 12/08/2017(b)(c)	5,686,499

		Healthcare – 0.4%
1,655,000		CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	1,683,963
2,800,000		Quintiles IMS, Inc., 3.250%, 3/15/2025, 144A, (EUR)	2,968,370

			4,652,333

		Independent Energy – 5.2%
2,280,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., 10.000%, 4/01/2022, 144A	2,359,800
150,000		Baytex Energy Corp., 5.125%, 6/01/2021, 144A	135,375
665,000		Baytex Energy Corp., 5.625%, 6/01/2024, 144A	585,200
2,965,000		Bellatrix Exploration Ltd., 8.500%, 5/15/2020, 144A	2,813,044

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$905,000	Bonanza Creek Energy, Inc., 5.750%, 2/01/2023(i)	$724,000
240,000	Bonanza Creek Energy, Inc., 6.750%, 4/15/2021(i)	193,200
74,000	California Resources Corp., 5.500%, 9/15/2021	54,760
448,000	California Resources Corp., 6.000%, 11/15/2024	313,600
1,095,000	California Resources Corp., 8.000%, 12/15/2022, 144A	889,688
3,180,000	Callon Petroleum Co., 6.125%, 10/01/2024, 144A	3,307,200
245,000	Canadian Natural Resources Ltd., 3.900%, 2/01/2025(b)	246,991
326,000	Chesapeake Energy Corp., 4.875%, 4/15/2022	293,400
13,000	Chesapeake Energy Corp., 6.125%, 2/15/2021	12,610
16,000	Chesapeake Energy Corp., 6.625%, 8/15/2020	15,980
1,190,000	Chesapeake Energy Corp., 8.000%, 1/15/2025, 144A	1,190,000
800,000	Concho Resources, Inc., 5.500%, 10/01/2022	827,000
3,105,000	Concho Resources, Inc., 5.500%, 4/01/2023	3,213,675
3,635,000	Continental Resources, Inc., 3.800%, 6/01/2024	3,380,550
560,000	Continental Resources, Inc., 4.500%, 4/15/2023	544,947
11,465,000	Continental Resources, Inc., 5.000%, 9/15/2022	11,579,650
3,650,000	Halcon Resources Corp., 6.750%, 2/15/2025, 144A	3,584,300
1,205,000	Marathon Oil Corp., 5.200%, 6/01/2045(b)	1,187,802
4,519,000	Matador Resources Co., 6.875%, 4/15/2023	4,722,355
1,265,000	MEG Energy Corp., 6.375%, 1/30/2023, 144A	1,130,594
1,425,000	MEG Energy Corp., 6.500%, 1/15/2025, 144A	1,425,000
2,055,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	1,839,225
2,390,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	2,449,750
7,460,000	OGX Austria GmbH, 8.375%, 4/01/2022, 144A(d)(e)(i)	—
4,420,000	OGX Austria GmbH, 8.500%, 6/01/2018, 144A(d)(e)(i)	—
2,015,000	Parsley Energy LLC/Parsley Finance Corp., 6.250%, 6/01/2024, 144A	2,135,900
725,000	PDC Energy, Inc., 6.125%, 9/15/2024, 144A	743,125

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Independent Energy – continued
$7,565,000	RSP Permian, Inc., 6.625%, 10/01/2022	$7,962,162
1,055,000	SM Energy Co., 5.000%, 1/15/2024	996,975
1,750,000	SM Energy Co., 6.125%, 11/15/2022	1,763,125
165,000	SM Energy Co., 6.500%, 1/01/2023	167,475
535,000	SM Energy Co., 6.750%, 9/15/2026	539,347
400,000	Whiting Petroleum Corp., 5.000%, 3/15/2019	399,000

		63,726,805

	Integrated Energy – 1.1%
1,225,000	BP Capital Markets PLC, 1.459%, 2/13/2018(b)(c)	1,227,908
6,595,000	Chevron Corp., 1.209%, 11/15/2017(b)(c)	6,600,889
5,795,000	Shell International Finance BV, 1.470%, 9/12/2019(b)(c)	5,816,268

		13,645,065

	Life Insurance – 0.5%
5,785,000	Metropolitan Life Global Funding I, 1.461%, 9/14/2018, 144A(b)(c)	5,796,975

	Local Authorities – 0.6%
2,900,000	Provincia de Buenos Aires, 5.750%, 6/15/2019, 144A	2,996,280
2,280,000	Provincia de Buenos Aires, 6.500%, 2/15/2023, 144A	2,281,892
2,015,000	Provincia de Buenos Aires, 7.875%, 6/15/2027, 144A	2,040,591

		7,318,763

	Media Entertainment – 0.5%
4,150,000	Clear Channel Worldwide Holdings, Inc., 7.625%, 3/15/2020	4,181,125
27,290,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)(b)	1,104,297
725,000	Viacom, Inc., (fixed rate to 2/28/2027, variable rate thereafter), 6.250%, 2/28/2057	730,800

		6,016,222

	Metals & Mining – 0.2%
1,900,000	Vale Overseas Ltd., 6.250%, 8/10/2026(b)	2,063,875

	Midstream – 4.1%
2,695,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	2,674,788
410,000	Energy Transfer Partners LP, 5.150%, 3/15/2045(b)	388,080

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Midstream – continued
$5,595,000	Energy Transfer Partners LP, 6.125%, 12/15/2045(b)	$5,986,051
1,290,000	EnLink Midstream Partners LP, 5.050%, 4/01/2045(b)	1,214,765
765,000	EnLink Midstream Partners LP, 5.600%, 4/01/2044(b)	768,403
1,195,000	Kinder Morgan Energy Partners LP, 4.700%, 11/01/2042(b)	1,083,675
2,155,000	Kinder Morgan Energy Partners LP, 5.000%, 8/15/2042(b)	2,033,714
255,000	Kinder Morgan Energy Partners LP, 5.000%, 3/01/2043(b)	242,045
1,750,000	Kinder Morgan Energy Partners LP, 5.625%, 9/01/2041(b)	1,751,579
1,220,000	MPLX LP, 4.875%, 12/01/2024(b)	1,283,363
2,950,000	MPLX LP, 5.200%, 3/01/2047(b)	2,968,485
2,690,000	NGL Energy Partners LP/NGL Energy Finance Corp., 5.125%, 7/15/2019	2,700,087
415,000	NGL Energy Partners LP/NGL Energy Finance Corp., 6.875%, 10/15/2021	422,263
3,050,000	NGL Energy Partners LP/NGL Energy Finance Corp., 7.500%, 11/01/2023, 144A	3,149,125
5,055,000	Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025(b)	5,480,348
690,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.250%, 5/01/2023	705,525
1,120,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.375%, 8/01/2022	1,155,000
6,015,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.750%, 3/15/2024	6,526,275
800,000	Tennessee Gas Pipeline Co. LLC, 7.000%, 3/15/2027(b)	948,590
6,005,000	TransCanada Trust, (fixed rate to 3/15/2027, variable rate thereafter), 5.300%, 3/15/2077(b)	5,933,691
965,000	Williams Partners LP, 5.100%, 9/15/2045(b)	956,914
1,825,000	Williams Partners LP, 6.300%, 4/15/2040(b)	2,045,285

		50,418,051

	Non-Agency Commercial Mortgage-Backed Securities – 4.7%
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class D, 3.412%, 8/15/2029, 144A(b)(c)	1,604,522
1,600,000	BLCP Hotel Trust, Series 2014-CLRN, Class E, 4.582%, 8/15/2029, 144A(c)	1,610,051
3,442,048	BXHTL Mortgage Trust, Series 2015-DRMZ, Class M, 9.142%, 5/15/2020, 144A(c)(e)(g)	3,350,066
4,565,000	CFCRE Commercial Mortgage Trust, Series 2011-C1, Class D, 6.127%, 4/15/2044, 144A(c)(e)(g)	4,301,006
1,900,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 3.912%, 10/15/2034, 144A(b)(c)	1,906,358
3,700,000	Credit Suisse Mortgage Capital Certificates, Series 2015-TOWN, Class A, 2.162%, 3/15/2028, 144A(b)(c)	3,695,360

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
	Non-Agency Commercial Mortgage-Backed Securities – continued
$3,635,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class E, 4.373%, 9/15/2037, 144A	$3,117,382
2,552,340	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.686%, 11/10/2046, 144A(b)(c)	2,686,784
6,505,000	GS Mortgage Securities Trust, Series 2007-GG10, Class AM, 5.949%, 8/10/2045(c)	6,510,038
1,441,631	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049(b)(c)	1,440,439
3,090,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-SGP, Class D, 5.412%, 7/15/2036, 144A(b)(c)	3,124,717
1,570,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class D, 5.503%, 6/15/2044, 144A(b)(c)	1,610,316
2,125,000	Morgan Stanley Capital I Trust, Series 2011-C2, Class E, 5.503%, 6/15/2044, 144A(b)(c)	2,169,148
9,773,506	Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/05/2020, 144A(e)(g)	9,895,675
2,280,000	SCG Trust, Series 2013-SRP1, Class B, 3.412%, 11/15/2026, 144A(b)(c)	2,189,253
2,200,000	SCG Trust, Series 2013-SRP1, Class C, 4.162%, 11/15/2026, 144A(b)(c)	2,134,202
3,165,000	SCG Trust, Series 2013-SRP1, Class D, 4.256%, 11/15/2026, 144A(b)(c)	2,962,177
2,587,500	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D, 5.603%, 2/15/2044, 144A(b)(c)	2,683,762

		56,991,256

	Oil Field Services – 0.4%
3,015,000	Noble Holding International Ltd., 7.750%, 1/15/2024	2,894,400
2,040,000	Transocean Proteus Ltd., 6.250%, 12/01/2024, 144A	2,106,300

		5,000,700

	Pharmaceuticals – 0.9%
3,175,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	2,444,750
5,356,000	Valeant Pharmaceuticals International, Inc., 5.875%, 5/15/2023, 144A	4,157,595
6,340,000	Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025, 144A	4,881,800

		11,484,145

	Property & Casualty Insurance – 0.5%
6,000,000	Berkshire Hathaway Finance Corp., 1.338%, 1/10/2020(b)(c)	6,037,800

	Refining – 0.5%
5,520,000	HollyFrontier Corp., 5.875%, 4/01/2026(b)	5,860,683

	Retailers – 0.1%
1,080,000	PVH Corp., 7.750%, 11/15/2023(b)	1,263,600

Principal Amount (‡)		Description	Value (†)
Bonds and Notes – continued
Non-Convertible Bonds – continued
		Sovereigns – 0.4%
$4,230,000		Republic of Argentina, 5.625%, 1/26/2022, 144A	$4,331,520

		Supermarkets – 0.1%
855,000		Albertson’s Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.625%, 6/15/2024, 144A	874,238

		Technology – 2.3%
6,955,000		Cisco Systems, Inc., 1.492%, 9/20/2019(b)(c)	6,989,108
11,255,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.020%, 6/15/2026, 144A(b)	12,269,987
2,210,000		Donnelley Financial Solutions, Inc., 8.250%, 10/15/2024, 144A	2,281,825
6,000,000		International Business Machines Corp., Series 3FRN, 1.267%, 1/27/2020(b)(c)	6,027,870

			27,568,790

		Treasuries – 5.6%
42,200	(†††)	Brazil Letras do Tesouro Nacional, 11.920%, 7/01/2017, (BRL)(j)	13,144,641
1,115,000	(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)(b)	5,451,111
43,850,000		Poland Government International Bond, 4.750%, 4/25/2017, (PLN)(b)	11,077,220
164,370,000		Poland Government International Bond, Series 0727, 2.500%, 7/25/2027, (PLN)(b)	37,899,974

			67,572,946

		Wirelines – 0.7%
10,085,000		Oi S.A., 9.750%, 9/15/2016, 144A, (BRL)(i)	736,902
1,880,000		Uniti Group, Inc./CSL Capital LLC, 7.125%, 12/15/2024, 144A	1,908,200
5,685,000		Verizon Communications, Inc., 2.871%, 9/14/2018(b)(c)	5,805,351

			8,450,453

		Total Non-Convertible Bonds (Identified Cost $975,918,585)	966,473,139

Convertible Bonds – 1.6%
		Consumer Cyclical Services – 0.1%
2,075,000		Macquarie Infrastructure Corp., 2.000%, 10/01/2023(b)	2,033,500

		Diversified Manufacturing – 0.1%
930,000		Aerojet Rocketdyne Holdings, Inc., 2.250%, 12/15/2023, 144A	1,002,656

		Diversified Operations – 0.1%
775,000		RWT Holdings, Inc., 5.625%, 11/15/2019	795,344

Principal Amount (‡)	Description	Value (†)
Bonds and Notes – continued
Convertible Bonds – continued
	Healthcare – 0.1%
$615,000	Evolent Health, Inc., 2.000%, 12/01/2021, 144A	$725,316

	Leisure – 0.0%
550,000	Rovi Corp., 0.500%, 3/01/2020	534,111

	Media Entertainment – 0.1%
885,000	Liberty Media Corp., 2.250%, 9/30/2046, 144A	953,587

	Midstream – 0.1%
1,280,000	Chesapeake Energy Corp., 5.500%, 9/15/2026, 144A	1,325,600

	Oil Field Services – 0.2%
970,000	Hercules Capital, Inc., 4.375%, 2/01/2022, 144A(b)	993,038
1,500,000	Nabors Industries, Inc., 0.750%, 1/15/2024, 144A(b)	1,401,562

		2,394,600

	Pharmaceuticals – 0.7%
1,550,000	Horizon Pharma Investment Ltd., 2.500%, 3/15/2022	1,410,500
3,340,000	Impax Laboratories, Inc., 2.000%, 6/15/2022	2,694,962
1,590,000	Intercept Pharmaceuticals, Inc., 3.250%, 7/01/2023	1,481,681
2,660,000	Ionis Pharmaceuticals, Inc., 1.000%, 11/15/2021	2,561,913

		8,149,056

	Technology – 0.1%
1,275,000	Finisar Corp., 0.500%, 12/15/2036, 144A	1,243,125
595,000	Nuance Communications, Inc., 1.000%, 12/15/2035	566,012

		1,809,137

	Total Convertible Bonds (Identified Cost $19,397,584)	19,722,907

	Total Bonds and Notes (Identified Cost $995,316,169)	986,196,046

Senior Loans – 8.3%
	Aerospace & Defense – 0.3%
1,133,079	Engility Corp., Term Loan B2, 4.750%, 8/12/2023(c)	1,137,679
334,632	TransDigm, Inc., 2015 Term Loan E, 4.037%, 5/14/2022(k)	333,140
2,392,196	TransDigm, Inc., 2016 Extended Term Loan F, 3.982%, 6/09/2023(c)	2,379,852

		3,850,671

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Automotive – 0.2%
$1,166,933	Gates Global LLC, 2017 USD Term Loan B, 3/17/2024(l)	$1,167,808
1,583,417	Gates Global LLC, Term Loan B, 4.397%, 7/06/2021(c)	1,584,605

		2,752,413

	Building Materials – 0.6%
1,592,000	HD Supply, Inc., Incremental Term Loan B2, 3.897%, 10/17/2023(c)	1,601,950
2,112,508	Headwaters, Inc., 2016 Term Loan B, 4.000%, 3/24/2022(c)	2,114,494
862,391	Ply Gem Industries, Inc., Term Loan, 4.147%, 2/01/2021(c)	862,753
2,364,075	Quikrete Holdings, Inc., 2016 1st Lien Term Loan, 4.232%, 11/15/2023(c)	2,383,484

		6,962,681

	Cable Satellite – 0.5%
282,003	Altice U.S. Finance I Corp., 2016 Term Loan B, 3.982%, 1/15/2025(c)	281,476
282,710	Altice U.S. Finance I Corp., 2017 Term Loan B, 1/25/2025(l)	282,269
204,488	CSC Holdings LLC, 2016 Term Loan, 3.943%, 10/11/2024(c)	203,913
204,488	CSC Holdings LLC, 2017 1st Lien Term Loan, 7/09/2025(l)	204,181
2,575,000	Virgin Media Bristol LLC, USD Term Loan I, 3.662%, 1/31/2025(c)	2,580,639
2,090,760	Ziggo Secured Finance Partnership, USD Term Loan E, 3.412%, 4/15/2025(c)	2,087,268

		5,639,746

	Consumer Cyclical Services – 0.4%
5,047,350	Xerox Business Services LLC, USD Term Loan B, 6.334%, 12/07/2023(c)	5,099,085

	Consumer Products – 0.3%
3,119,292	Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.538%, 11/08/2023(c)	3,127,090

	Environmental – 0.1%
751,225	GFL Environmental, Inc., USD Term Loan B, 3.897%, 9/29/2023(c)	753,576

	Finance Companies – 0.2%
2,140,000	Avolon TLB Borrower 1 (Luxembourg) S.a.r.l., Term Loan B2, 3.728%, 3/20/2022(c)	2,167,649

	Gaming – 0.1%
739,018	Boyd Gaming Corp., 2017 Term Loan B2, 9/15/2023(l)	742,595

	Healthcare – 0.5%
1,957,773	Change Healthcare Holdings, Inc., 2017 Term Loan B, 3/01/2024(l)	1,960,220
902,738	Envision Healthcare Corp., 2016 Term Loan B, 4.150%, 12/01/2023(c)	909,508

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
Healthcare – continued
$2,986,822	Team Health Holdings, Inc., 1st Lien Term Loan, 3.750%, 2/06/2024(c)	$2,963,167

		5,832,895

	Independent Energy – 0.6%
3,385,000	California Resources Corp., Second Out Term Loan, 11.375%, 12/31/2021(c)	3,734,772
2,649,896	Chesapeake Energy Corp., Term Loan, 8.553%, 8/23/2021(c)	2,818,827
355,281	MEG Energy Corp., 2017 Term Loan B, 4.540%, 12/31/2023(c)	355,082

		6,908,681

	Industrial Other – 0.4%
1,893,119	Pinnacle Operating Corp., Term Loan (Extended), 8.250%, 11/15/2021(c)	1,722,738
2,932,875	USAGM HoldCo LLC, 2015 Term Loan, 4.763%, 7/28/2022(k)	2,943,873

		4,666,611

	Internet & Data – 0.1%
1,355,000	NeuStar, Inc., Term Loan B2, 2/28/2024(l)	1,370,244

	IT Services – 0.0%
390,000	Gartner, Inc., Term Loan B, 3/14/2024(l)	392,925

	Leisure – 0.0%
310,000	AMC Entertainment, Inc., New Term Loan B, 3.733%, 12/15/2023(c)	312,520

	Media Entertainment – 0.3%
1,507,425	Camelot UK Holdco Ltd., Term Loan B, 4.750%, 10/03/2023(c)	1,508,375
1,047,666	CBS Radio, Inc., Term Loan B, 4.500%, 10/17/2023(c)	1,055,083
1,092,857	Donnelley Financial Solutions, Inc., Term Loan B, 5.000%, 9/30/2023(c)	1,101,961

		3,665,419

	Natural Gas – 0.1%
950,696	Southcross Energy Partners LP, 1st Lien Term Loan, 5.397%, 8/04/2021(c)	832,458

	Other Utility – 0.3%
3,121,880	PowerTeam Services LLC, 1st Lien Term Loan, 4.397%, 5/06/2020(c)	3,119,945

	Packaging – 0.3%
3,035,000	BWAY Holding Co., 2017 Term Loan B, 3/22/2024(l)	3,025,531
274,313	Signode Industrial Group U.S., Inc., USD Term Loan B, 4.064%, 5/01/2021(k)	274,655

		3,300,186

Principal Amount (‡)	Description	Value (†)
Senior Loans – continued
	Pharmaceuticals – 0.4%
$5,416,425	inVentiv Health, Inc., 2016 Term Loan B, 4.804%, 11/09/2023(c)	$5,427,691

	Property & Casualty Insurance – 0.1%
1,460,200	Hyperion Insurance Group Ltd., 2015 Term Loan B, 5.500%, 4/29/2022(c)	1,464,157

	Retailers – 0.8%
3,000,000	Bass Pro Group LLC, Term Loan B, 6.147%, 12/16/2023(c)	2,885,640
1,350,242	Harbor Freight Tools USA, Inc., 2016 Term Loan B, 4.232%, 8/19/2023(c)	1,347,285
1,170,485	Men’s Wearhouse, Inc. (The), Term Loan B, 4.528%, 6/18/2021(k)	1,110,005
2,820,645	PetSmart, Inc., Term Loan B2, 4.020%, 3/11/2022(c)	2,690,190
1,862,472	Talbots, Inc. (The), 1st Lien Term Loan, 5.500%, 3/19/2020(c)	1,661,325

		9,694,445

	Supermarkets – 0.3%
3,551,100	Albertsons LLC, USD 2016 Term Loan B4, 3.982%, 8/22/2021(c)	3,565,624

	Technology – 0.6%
752,193	Cavium, Inc., 2017 Term Loan B, 3.228%, 8/16/2022(c)	755,014
987,525	Rackspace Hosting, Inc., 1st Lien Term Loan, 4.535%, 11/03/2023(c)	993,559
5,999,746	Veritas U.S., Inc., USD Term Loan B1, 6.772%, 1/27/2023(c)	5,942,268

		7,690,841

	Transportation Services – 0.2%
2,985,000	Uber Technologies, Term Loan B, 5.000%, 7/13/2023(c)	2,969,329

	Wireless – 0.5%
630,420	GTT Communications, Inc., 2017 Term Loan B, 5.000%, 1/09/2024(c)	638,300
2,965,000	Lonestar Intermediate Super Holdings LLC, PIK Term Loan B, 10.000%, 8/31/2021(c)(q)	3,079,894
2,825,000	Sprint Communications, Inc., 1st Lien Term Loan B, 3.500%, 2/02/2024(c)	2,822,994

		6,541,188

	Wirelines – 0.1%
1,160,000	Consolidated Communications, Inc., Delayed Draw Term Loan B2, 10/05/2023(l)	1,164,350
218,104	Zayo Group LLC, 2017 Term Loan B2, 1/19/2024(l)	218,861
452,986	Zayo Group LLC, 2017 Term Loan B2, 3.500%, 1/19/2024(c)	454,558

		1,837,769

	Total Senior Loans (Identified Cost $100,279,595)	100,688,434

Principal Amount (‡)	Description	Value (†)
Loan Participations – 0.2%
	ABS Other – 0.2%
$2,008,568	Rise Ltd., Series 2014-1, Class A, 4.750%, 2/15/2039 (c)(e)(g) (Identified Cost $2,023,632)	$1,993,504

Shares
Preferred Stocks – 0.6%
Non-Convertible Preferred Stock – 0.3%
	Cable Satellite – 0.3%
4,040,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(b) (Identified Cost $4,040,000)	4,242,000

Convertible Preferred Stocks – 0.3%
	Food & Beverage – 0.2%
26,673	Bunge Ltd., 4.875%	2,860,679

	Pharmaceuticals – 0.1%
1,105	Teva Pharmaceutical Industries Ltd., 7.000%	635,707

	Total Convertible Preferred Stocks (Identified Cost $3,493,688)	3,496,386

	Total Preferred Stocks (Identified Cost $7,533,688)	7,738,386

Common Stocks – 1.4%
	Energy Equipment & Services – 0.1%
35,206	Halliburton Co.	1,732,487

	Oil, Gas & Consumable Fuels – 1.3%
315,117	Halcon Resources Corp.(f)	2,426,401
188,463	OGX Petroleo e Gas S.A., Sponsored ADR	59,366
50,446	Pacific Exploration and Production Corp.(f)	1,612,178
1,172,928	Whiting Petroleum Corp.(f)	11,095,894

		15,193,839

	Total Common Stocks (Identified Cost $23,582,182)	16,926,326

Other Investments – 1.2%
	Aircraft ABS – 1.2%
58,545	Aergen LLC(d)(e)	5,896,579
900	ECAF I Blocker Ltd.(d)(e)	8,895,168

	Total Aircraft ABS (Identified Cost $14,854,500)	14,791,747

Units of Currency(††††)
Purchased Options – 0.0%
	Over-the-Counter Options on Currency – 0.0%
26,793,000	Euro Put , expiring July 13, 2017 at 1.0500(f)(m) (Identified Cost $554,133)	313,264

Principal Amount (‡)	Description	Value (†)
Short-Term Investments – 7.2%
$374,567	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $374,567 on 4/03/2017 collateralized by $397,900 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $382,087 including accrued interest(n)	$374,567
57,206,476	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $57,207,525 on 4/03/2017 collateralized by $57,745,000 U.S. Treasury Note, 2.125% due 6/30/2022 valued at $58,353,286 including accrued interest(n)	57,206,476
5,400,000	U.S. Treasury Bills, 0.586%, 07/13/2017(o)(p)	5,388,260
24,540,000	U.S. Treasury Bills, 0.861%, 11/09/2017(o)	24,406,036

	Total Short-Term Investments (Identified Cost $87,381,783)	87,375,339

	Total Investments – 100.0% (Identified Cost $1,231,525,682)(a)	1,216,023,046
	Other assets less liabilities – (0.0)%	(3,359)

	Net Assets – 100.0%	$1,216,019,687

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Senior loans are valued at bid prices supplied by an independent pricing service, if available.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Centrally cleared swap agreements are valued at settlement prices of the clearinghouse on which the contracts were traded or prices obtained from broker-dealers.

Bilateral credit default swaps are valued based on mid prices (between the bid price and the ask price) supplied by an independent pricing service.

Bilateral interest rate swaps are valued based on prices supplied by an independent pricing source.

Domestic exchange-traded single name equity option contracts are valued at the mean of the National Best Bid and Offer quotations.

Options on futures contracts are valued using the current settlement price on the exchange on which, over time, they are traded most extensively.

Other exchange-traded options are valued at the average of the closing bid and ask quotations on the exchange on which, over time, they are traded most extensively.

Over-the-counter (“OTC”) currency options and swaptions are valued at mid prices (between the bid and the ask price) supplied by an independent pricing service, if available.

Other OTC option contracts (including currency options and swaptions not priced through an independent pricing service) are valued based on quotations obtained from broker-dealers.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of March 31, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets	Securities fair valued by the Fund’s adviser	Percentage of Net Assets
$20,805,143	1.7%	$24,308,632	2.0%

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(††)	Amount shown represents units. One unit represents a principal amount of 100.
(†††)	Amount shown represents units. One unit represents a principal amount of 1,000.

(††††)	Options on currency are expressed as units of currency.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):

At March 31, 2017, the net unrealized depreciation on investments based on a cost of $1,231,983,776 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$27,810,285
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(43,771,015)

Net unrealized depreciation	$(15,960,730)

At December 31, 2016, the Fund had a short-term capital loss carryforward of $37,730,155 with no expiration date and a long-term capital loss carryforward of $17,520,479 with no expiration date. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(c)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(d)	Fair valued by the Fund’s adviser. At March 31, 2017, the value of these securities amounted to $24,308,632 or 2.0% of net assets.
(e)	Illiquid security.
(f)	Non-income producing security.
(g)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $20,805,143 or 1.7% of net assets.
(h)	Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the outstanding par amount of the pool held as of the end of the period.
(i)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2017.
(l)	Position is unsettled. Contract rate was not determined at March 31, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(m)	Counterparty is Morgan Stanley Capital Services, Inc.
(n)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement.
(o)	Interest rate represents discount rate at time of purchase; not a coupon rate.
(p)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(q)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities. For the period ended March 31, 2017, interest payments were made in cash.
144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $366,798,228 or 30.2% of net assets.
ABS	Asset-Backed Securities
ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offered Rate
SAFEX	South African Futures Exchange
SLM	Sallie Mae
TIIE	Equilibrium Interbank Interest Rate (Tasa de Interes de Equilibrio)
ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound

MXN	Mexican Peso
PLN	Polish Zloty
USD	U.S. Dollar
ZAR	South African Rand

Swap Agreements

The Fund may enter into credit default and interest rate swaps. A credit default swap is an agreement between two parties (the “protection buyer” and “protection seller”) to exchange the credit risk of an issuer (“reference obligation”) for a specified time period. The reference obligation may be one or more debt securities or an index of such securities. The Fund may be either the protection buyer or the protection seller. As a protection buyer, the Fund has the ability to hedge the downside risk of an issuer or group of issuers. As a protection seller, the Fund has the ability to gain exposure to an issuer or group of issuers whose bonds are unavailable or in short supply in the cash bond market, as well as realize additional income in the form of fees paid by the protection buyer. The protection buyer is obligated to pay the protection seller a stream of payments (“fees”) over the term of the contract, provided that no credit event, such as a default or a downgrade in credit rating, occurs on the reference obligation. The Fund may also pay or receive upfront premiums. If a credit event occurs, the protection seller must pay the protection buyer the difference between the agreed upon notional value and market value of the reference obligation. Market value in this case is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the value. The maximum potential amount of undiscounted future payments that a Fund as the protection seller could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

An interest rate swap is an agreement with another party to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) to protect themselves from interest rate fluctuations. This type of swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to a specified interest rate(s) for a specified notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Swap agreements are valued daily and fluctuations in the value are recorded as change in unrealized appreciation (depreciation) on swap agreements. Fees are accrued in accordance with the terms of the agreement and are recorded as receivable or payable. When received or paid, fees are recorded as realized gain or loss. Upfront premiums paid or received by the Fund are recorded as an asset or liability, respectively, and are amortized or accreted over the term of the agreement and recorded as realized gain or loss. Payments made or received by the Fund as a result of a credit event or termination of the agreement are recorded as realized gain or loss.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or centrally cleared (“centrally cleared swaps”). Bilateral swap agreements are traded between counterparties and, as such, are subject to the risk that a party to the agreement will not be able to meet its obligations. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Subsequent payments, known as “variation margin,” are made or received by the Fund based on the daily change in the value of the centrally cleared swap agreement. For centrally cleared swaps, the Fund’s counterparty credit risk is reduced as the CCP stands between the Fund and the counterparty. The Fund covers its net obligations under outstanding swap agreements by segregating or earmarking cash or securities.

At March 31, 2017, the Fund had the following open bilateral credit default swap agreements:

Buy Protection

Counterparty	Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)		Unamortized Up Front Premium Paid/(Received)	Market Value	Unrealized Appreciation (Depreciation)
Bank of America, N.A.	CDX.EM Series 27, 5-Year	(1.00%)	6/20/2022	6,000,000		$335,121	$318,368	$(16,753)
Bank of America, N.A.	Republic of Turkey	(1.00%)	6/20/2022	10,675,000		708,576	693,945	(14,631)
Barclays Bank PLC	Enel SpA	(1.00%)	6/20/2022	5,500,000	EUR	36,676	(1,669)	(38,345)
JPMorgan Securities LLC	Enel SpA	(1.00%)	6/20/2022	5,500,000	EUR	36,676	(1,669)	(38,345)
JPMorgan Securities LLC	Intesa Sanpaolo SpA, EMTN	(1.00%)	6/20/2022	11,000,000	EUR	322,463	260,884	(61,579)
Morgan Stanley Capital Services, Inc.	China Government International Bond	(1.00%)	6/20/2022	5,900,000		(35,840)	(50,170)	(14,330)
Morgan Stanley Capital Services, Inc.	Markit iTraxx Asia ex-Japan Index Series 25, 5-Year	(1.00%)	6/20/2022	13,280,000		(9,635)	(35,339)	(25,704)
Morgan Stanley Capital Services, Inc.	Republic of Korea	(1.00%)	6/20/2022	15,150,000		(358,826)	(367,717)	(8,891)

Total							$816,633	$(218,578)

At March 31, 2017, the Fund had the following open centrally cleared credit default swap agreements:
Buy Protection

Reference Obligation	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Value(‡)	Market Value	Unrealized Appreciation (Depreciation)
CDX.HY Series 28, 5-Year	(5.00%)	06/20/2022	35,600,000	$(2,580,923)	$(322,687)

At March 31, 2017, the Fund had the following open centrally cleared interest rate swap agreements:

	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
	19,195,200	USD	7/18/2026	1.410%	3-month LIBOR	$1,579,612
	147,000,000	CZK	2/2/2027	1.079%	6-month PRIBOR	(19,415)
	122,000,000	CZK	1/31/2027	1.073%	6-month PRIBOR	(13,795)

Total						$1,546,402

At March 31, 2017, the Fund had the following open bilateral interest rate swap agreements:
Counterparty	Notional Value	Currency	Expiration Date	Fund Pays	Fund Receives	Market Value[1]
Bank of America, N.A.	36,000,000	ZAR	5/8/2025	7.950%	3-month SAFEX-JIBAR	$11,203
Bank of America, N.A.	330,558,000	MXN	7/3/2026	28-day TIIE	6.130%	(1,520,689)
Barclays Bank PLC	291,000,000	ZAR	5/5/2025	7.950%	3-month SAFEX-JIBAR	89,585
Deutsche Bank AG	104,000,000	MXN	7/3/2026	28-day TIIE	6.135%	(476,553)
JPMorgan Chase Bank, N.A.	57,120,000	ZAR	4/17/2025	7.720%	3-month SAFEX-JIBAR	74,649

Total						$(1,821,805)

(‡)	Notional value stated in U.S. dollars unless otherwise noted.
[1]	There are no up front payments on interest rate swap agreements; therefore unrealized appreciation (depreciation) is equal to market value.

Forward Foreign Currency Contracts

The Fund may enter into forward foreign currency contracts including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Buy[1]	7/06/2017	Brazilian Real	6,035,000	$1,887,669	$(8,341)
Sell[1]	6/01/2017	Brazilian Real	36,505,000	11,507,084	131,315
Sell[2]	6/16/2017	Brazilian Real	23,300,000	7,320,054	(97,487)
Sell[1]	7/06/2017	Brazilian Real	37,900,000	11,854,622	(918,249)
Sell[1]	4/10/2017	British Pound	1,225,000	1,535,013	(39,533)

Sell[3]	4/13/2017	British Pound	5,095,000	6,384,848	(183,978)
Buy[1]	4/28/2017	Canadian Dollar	15,850,000	11,923,050	(15,292)
Sell[1]	4/27/2017	Canadian Dollar	23,775,000	17,884,312	(39,701)
Sell[1]	4/28/2017	Canadian Dollar	15,850,000	11,923,050	(71,072)
Sell[4]	4/28/2017	Colombian Peso	18,400,000,000	6,378,658	(114,829)
Sell[2]	4/10/2017	Euro	16,325,000	17,419,984	(159,888)
Sell[3]	4/18/2017	Euro	2,000,000	2,134,921	(7,751)
Sell[3]	4/27/2017	Euro	2,800,000	2,990,116	35,256
Sell[2]	4/28/2017	Euro	32,550,000	34,761,688	455,785
Buy[2]	4/10/2017	Hungarian Forint	5,065,145,000	17,512,102	332,219
Sell[4]	4/25/2017	Indonesian Rupiah	196,800,000,000	14,735,850	42,031
Buy[1]	4/28/2017	Mexican Peso	255,110,000	13,575,481	106,815
Buy[1]	6/01/2017	Mexican Peso	236,150,000	12,500,881	678,603
Sell[2]	4/17/2017	Mexican Peso	92,400,000	4,925,299	(212,600)
Sell[1]	4/28/2017	Mexican Peso	255,110,000	13,575,481	(21,027)
Sell[1]	5/24/2017	New Russian Ruble	695,000,000	12,204,089	(421,133)
Sell[5]	4/18/2017	New Zealand Dollar	28,200,000	19,761,007	(193,845)
Buy[1]	4/27/2017	Norwegian Krone	147,430,000	17,174,745	(207,947)
Buy[1]	4/28/2017	Norwegian Krone	149,465,000	17,411,987	(178,755)
Sell[3]	4/28/2017	Polish Zloty	45,000,000	11,344,508	336,976
Sell[1]	5/02/2017	Polish Zloty	147,050,000	37,069,756	(449,602)
Buy[1]	4/18/2017	Swedish Krona	161,100,000	17,990,173	(1,956)
Buy[1]	5/24/2017	Turkish Lira	42,700,000	11,578,959	(129,295)
Buy[2]	9/19/2017	Yuan Renminbi	235,000,000	33,794,767	465,216
Sell[2]	9/19/2017	Yuan Renminbi	235,000,000	33,794,767	434,349

Total					$(453,716)

[1]	Counterparty is Morgan Stanley Capital Services, Inc.
[2]	Counterparty is Bank of America, N.A.
[3]	Counterparty is Deutsche Bank AG
[4]	Counterparty is Credit Suisse International
[5]	Counterparty is Commonwealth Bank of Australia Sydney

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2017, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	12/18/2017	2,440	$600,545,000	$(280,771)

At March 31, 2017, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Value	Unrealized Appreciation (Depreciation)
Eurodollar	3/18/2019	2,440	$597,281,500	$146,229
German Euro Bund	6/08/2017	98	16,875,877	(171,663)

Total				$(25,434)

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—	$76,919,225	$2,474,838	(a)	$79,394,063
ABS Home Equity	—	141,572,830	3,068,277	(b)	144,641,107
ABS Other	—	34,914,430	11,248,713	(c)	46,163,143
ABS Student Loan	—	4,330,483	4,269,656	(a)	8,600,139
Independent Energy	—	63,726,805	—	(d)	63,726,805
Non-Agency Commercial Mortgage-Backed Securities	—	53,641,190	3,350,066	(a)	56,991,256
All Other Non-Convertible Bonds*	—	566,956,626	—		566,956,626

Total Non-Convertible Bonds	—	942,061,589	24,411,550		966,473,139

Convertible Bonds*	—	19,722,907	—		19,722,907

Total Bonds and Notes	—	961,784,496	24,411,550		986,196,046

Senior Loans*	—	100,688,434	—		100,688,434
Loan Participations*	—	—	1,993,504	(a)	1,993,504
Preferred Stocks*	—	7,738,386	—		7,738,386
Common Stocks*	16,926,326	—	—		16,926,326
Other Investments*	—	—	14,791,747	(e)	14,791,747
Purchased Options*	—	313,264	—		313,264
Short-Term Investments	—	87,375,339	—		87,375,339

Total Investments	16,926,326	1,157,899,919	41,196,801		1,216,023,046

Centrally Cleared Interest Rate Swap Agreements (unrealized appreciation)	—	1,579,612	—		1,579,612
Bilateral Interest Rate Swap Agreements (unrealized appreciation)	—	175,437	—		175,437
Forward Foreign Currency Contracts (unrealized appreciation)	—	3,018,565	—		3,018,565
Futures Contracts (unrealized appreciation)	146,229	—	—		146,229

Total	$17,072,555	$1,162,673,533	$41,196,801		$1,220,942,889

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bilateral Credit Default Swap Agreements (unrealized depreciation)	$—	$(218,578)	$—	$(218,578)
Centrally Cleared Interest Rate Swap Agreements (unrealized depreciation)	—	(33,210)	—	(33,210)
Centrally Cleared Credit Default Swap Agreements (unrealized depreciation)	—	(322,687)	—	(322,687)
Bilateral Interest Rate Swap Agreements (unrealized depreciation)	—	(1,997,242)	—	(1,997,242)
Forward Foreign Currency Contracts (unrealized depreciation)	—	(3,472,281)	—	(3,472,281)
Futures Contracts (unrealized depreciation)	(452,434)	—	—	(452,434)

Total	$(452,434)	$(6,043,998)	$—	$(6,496,432)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(a)	Valued using broker-dealer bid prices.
(b)	Valued using broker-dealer bid prices ($733,542) or fair valued by the Fund’s adviser ($2,334,735).
(c)	Valued using broker-dealer bid prices ($4,066,563) or fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund ($7,182,150).
(d)	Fair valued at zero using level 3 inputs.
(e)	Fair valued by the Fund’s adviser using broker-dealer bid prices for which the inputs are unobservable to the Fund.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

A preferred stock valued at $2,616,058 was transferred from Level 1 to Level 2 during the period ended March 31, 2017. At December 31, 2016, this security was valued at the last sale price in accordance with the Fund’s valuation policies. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service as a market price was not available.

All transfers are recognized as of the beginning of the reporting period.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2016 and/or March 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2016		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017		Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
Non-Convertible Bonds
ABS Car Loan	$—		$—	$—	$—	$2,474,838	$—	$—	$—	$2,474,838		$—
ABS Home Equity	3,187,399		—	10,516	73,045	—	(202,683)	—	—	3,068,277		75,867
ABS Other	11,836,146		—	3,794	733	44,253	(636,213)	—	—	11,248,713		1,595
ABS Student Loan	—		—	—	—	4,269,656	—	—	—	4,269,656		—
Banking	2,704,314		—	—	—	—	—	—	(2,704,314)	—		—
Government Owned - No Guarantee	2,180,900		—	—	—	—	—	—	(2,180,900)	—		—
Independent Energy	—	(a)	83,856	—	(83,856)	—	—	—	—	—	(a)	(83,856)
Non-Agency Commercial Mortgage-Backed Securities	3,349,021		—	—	1,045	—	—	—	—	3,350,066		1,045
Senior Loans
Wirelines	1,165,800		—	—	—	—	—	—	(1,165,800)	—		—
Loan Participations	2,256,710		—	(2,206)	33,198	—	(294,198)	—	—	1,993,504		25,108
Other Investments
Aircraft ABS	8,840,043		—	—	97,204	5,854,500	—	—	—	14,791,747		97,204

Total	$35,520,333		$83,856	$12,104	$121,369	$12,643,247	$(1,133,094)	$—	$(6,051,014)	$41,196,801		$116,963

(a)	Fair valued at zero.

Debt securities valued at $3,870,114 were transferred from Level 3 to Level 2 during the period ended March 31, 2017. At September 30, 2016, these securities were valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the securities. At March 31, 2017, these securities were valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

A debt security valued at $2,180,900 was transferred from Level 3 to Level 2 during the period ended March 31, 2017. At December 31, 2016, this security was valued using broker-dealer bid prices based on inputs unobservable to the Fund as an independent pricing service was unable to price the security. At March 31, 2017, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies.

All transfers are recognized as of the beginning of the reporting period.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts, futures contracts, option contracts and swap agreements.

The Fund seeks to achieve positive total returns over a full market cycle. The Fund pursues its objective by utilizing a flexible investment approach that allocates investments across a global range of investment opportunities related to credit, currencies and interest rates, while employing risk management techniques to mitigate downside risk. At times, the Fund expects to gain its investment exposure substantially through the use of derivatives, including forward foreign currency contracts, futures and option contracts, interest rate swaptions and swap agreements. During the period ended March 31, 2017, the Fund used futures, forward foreign currency and option contracts and interest rate swap agreements to gain investment exposures in accordance with its objective.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts and option contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the period ended March 31, 2017, the Fund engaged in forward foreign currency and option contracts for hedging purposes.

The Fund is subject to the risk that companies in which the Fund invests will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund. The Fund may use credit default swaps, as a protection buyer, to hedge its credit exposure to issuers of bonds it holds without having to sell the bonds. During the period ended March 31, 2017, the Fund engaged in credit default swap transactions (as a protection buyer) to hedge its credit exposure.

The Fund is subject to the risk of unpredictable declines in the value of individual equity securities and periods of below-average performance in individual securities or in the equity market as a whole. The Fund may use futures contracts, purchased put options and written call options to hedge against a decline in value of an equity security that it owns. The Fund may also write put options to offset the cost of options used for hedging purposes. During the period ended March 31, 2017, the Fund engaged in futures for hedging purposes.

The following is a summary of derivative instruments for the Fund, as of March 31, 2017:

Assets	Investments at value[1]	Unrealized appreciation on forward foreign currency contracts	Swap agreements at value	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Interest rate contracts	$—	$—	$175,437	$—	$175,437
Foreign exchange contracts	313,264	3,018,565	—	—	3,331,829
Credit contracts	—	—	1,273,197	—	1,273,197

Total over-the-counter asset derivatives	$313,264	$3,018,565	$1,448,634	$—	$4,780,463

Exchange-traded/ cleared asset derivatives
Interest rate contracts	$—	$—	$1,579,612	$146,229	$1,725,841

Total exchange-traded/cleared asset derivatives	$—	$—	$1,579,612	$146,229	$1,725,841

Total asset derivatives	$313,264	$3,018,565	$3,028,246	$146,229	$6,506,304

Liabilities	Unrealized depreciation on forward foreign currency contracts	Swap agreements at value	Unrealized depreciation on futures contracts	Total
Over-the-counter liability derivatives
Interest rate contracts	$—	$(1,997,242)	$—	$(1,997,242)
Foreign exchange contracts	(3,472,281)	—	—	(3,472,281)
Credit contracts	—	(456,564)	—	(456,564)

Total over-the-counter liability derivatives	$(3,472,281)	$(2,453,806)	$—	$(5,926,087)

Exchange-traded/cleared liability derivatives
Interest rate contracts	$—	$(33,210)	$(452,434)	$(485,644)
Credit contracts	—	(2,580,923)	—	(2,580,923)

Total exchange-traded/cleared liability derivatives	$—	$(2,614,133)	$(452,434)	$(3,066,567)

Total liability derivatives	$(3,472,281)	$(5,067,939)	$(452,434)	$(8,992,654)

[1]	Represents purchased options, at value.

2

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

OTC derivatives, including forward foreign currency contracts, options and swap agreements, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. As of March 31, 2017, the fair value of derivative positions subject to these provisions that are in a net liability position by counterparty, and the value of collateral pledged to counterparties for such contracts is as follows:

Counterparty:	Derivatives	Collateral Pledged
Commonwealth Bank of Australia Sydney	$(193,845)	$—
Credit Suisse International	(72,798)	—
Deutsche Bank AG	(296,050)	670,000
Morgan Stanley Capital Services, Inc.	(1,725,132)	1,772,000

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$ 22,091,396	$15,438,088

These amounts include cash and U.S. government and agency securities received as collateral of $1,020,013.

3

Industry Summary at March 31, 2017 (Unaudited)

ABS Home Equity	11.9%
ABS Credit Card	8.2
ABS Car Loan	6.5
Independent Energy	5.8
Treasuries	5.6
Non-Agency Commercial Mortgage-Backed Securities	4.7
Midstream	4.2
ABS Other	4.0
Banking	3.8
Automotive	3.7
Technology	3.0
Pharmaceuticals	2.1
Government Owned - No Guarantee	2.1
Other Investments, less than 2% each	27.2
Short-Term Investments	7.2

Total Investments	100.0
Other assets less liabilities (including swap agreements, forward foreign currency and futures contracts)	(0.0)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

McDonnell Intermediate Municipal Bond Fund

Principal Amount	Description	Value (†)
Bonds and Notes – 93.6% of Net Assets
Municipals – 93.6%
	California – 7.4%
$250,000	Alameda Corridor Transportation Authority Revenue, Senior Lien, Refunding, Series A, 5.000%, 10/01/2024	$290,800
380,000	Bay Area Water Supply & Conservation Agency Revenue, Series A, 5.000%, 10/01/2024	444,509
485,000	California School Finance Authority Revenue, Aspire Public Schools Obligated Group, Refunding, 5.000%, 8/01/2027	542,346
700,000	Garden Grove Unified School District, 2010 Election, GO, Series C, 5.000%, 8/01/2035	799,967
1,000,000	Norman Y. Mineta San Jose International Airport Revenue, Refunding, Series A, AMT, (BAM insured), 4.000%, 3/01/2042	987,530
760,000	San Gorgonio Memorial Health Care District, GO, Refunding, 5.000%, 8/01/2024	891,936

		3,957,088

	Colorado – 6.5%
1,000,000	Adams & Weld Counties School District No. 27J Brighton, GO, (State Aid Withholding), 5.000%, 12/01/2028	1,191,750
260,000	Colorado Springs Utilities System Revenue, Series B-2, 5.000%, 11/15/2033	300,919
400,000	Colorado State Health Facilities Authority Revenue, Craig Hospital Project, 5.000%, 12/01/2028	443,292
400,000	Denver City & County School District No. 1, GO, Prerefunded 12/01/2022@100, Series B, (State Aid Withholding), 5.000%, 12/01/2026	469,700
500,000	Regional Transportation District Sales Tax Revenue, Fastracks Project, Refunding, Series A, 5.000%, 11/01/2028	610,295
450,000	University of Colorado Revenue, Refunding, Series B, 5.000%, 6/01/2019	487,278

		3,503,234

	Florida – 11.4%
500,000	Fernandina Beach Utility System Revenue, Refunding, Series A, 5.000%, 9/01/2027	571,645
1,000,000	Lee County Transportation Facilities Revenue, Refunding, (AGM insured), 5.000%, 10/01/2022	1,158,030
400,000	Orlando & Orange County Expressway Authority Revenue, Refunding, 5.000%, 7/01/2023	459,820
1,000,000	Orlando & Orange County Expressway Authority, Refunding, (AGM insured), 5.000%, 7/01/2024	1,149,020
1,000,000	Osceola County Sales Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,128,120
600,000	Sarasota County Infrastructure Sales Surtax Revenue, Refunding, 5.000%, 10/01/2022	700,602
400,000	Sarasota County Utility System Revenue, 5.000%, 10/01/2023	472,152

Principal Amount	Description	Value (†)
Municipals – continued
	Florida – continued
$400,000	Volusia County Educational Facility Authority Revenue, Embry-Riddle Aeronautical University, Inc., Series B, 5.000%, 10/15/2025	$453,692

		6,093,081

	Georgia – 1.6%
500,000	Municipal Electric Authority of Georgia Revenue, Series B, 5.000%, 1/01/2021	550,535
250,000	Savannah Hospital Authority Revenue, St. Joseph’s/Candler Health System Obligated Group, Series A, 5.500%, 7/01/2027	293,383

		843,918

	Illinois – 7.2%
540,000	Chicago Midway International Airport Revenue, Second Lien, Refunding, Series A, AMT, 5.000%, 1/01/2031	596,063
210,000	Chicago O’Hare International Airport, General Revenue, Refunding, Series C, AMT, 5.000%, 1/01/2022	237,126
1,000,000	Chicago O’Hare International Airport, Revenue, Series D, 5.000%, 1/01/2026	1,165,700
370,000	Illinois Finance Authority Revenue, Children’s Memorial Hospital, Series B, 5.500%, 8/15/2028	388,725
500,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2020	553,440
100,000	Illinois Finance Authority Revenue, Loyola University Chicago, Series B, 5.000%, 7/01/2021	112,783
700,000	Will County Forest Preservation District, GO, Refunding, Series A, 5.000%, 12/15/2020	784,231

		3,838,068

	Indiana – 1.1%
500,000	Indianapolis Local Public Improvement Bond Bank Revenue, Indianapolis Airport Authority, Refunding, Series A1, AMT, 5.000%, 1/01/2023	573,335

	Iowa – 1.6%
335,000	Xenia Rural Water District Revenue, Capital Loan Notes, Refunding, 5.000%, 12/01/2022	376,460
450,000	Xenia Rural Water District Revenue, Capital Loan Notes, Refunding, 5.000%, 12/01/2023	508,842

		885,302

	Kansas – 1.5%
720,000	Sedgwick County Unified School District No. 265 Goddard, GO, Refunding, Series B, 4.000%, 10/01/2022	798,458

	Kentucky – 0.7%
325,000	Louisville & Jefferson County Metropolitan Government Health System Revenue, Norton Healthcare, Inc. Obligated Group, Refunding, Series A, 5.000%, 10/01/2020	357,468

	Massachusetts – 1.1%
400,000	Massachusetts State Development Finance Agency Revenue, Emerson College, Series A, 5.000%, 1/01/2023	449,496

Principal Amount	Description	Value (†)
Municipals – continued
	Massachusetts – continued
$150,000	Massachusetts State Development Finance Agency Revenue, Massachusetts College of Pharmacy Allied Health Science, Series F, 4.000%, 7/01/2018	$155,430

		604,926

	Michigan – 4.3%
2,000,000	Michigan Finance Authority Revenue, Crittenton Hospital Medical Center, Prerefunded 6/01/2022@100, Series A, 5.000%, 6/01/2039	2,323,340

	Missouri – 1.5%
700,000	Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Refunding, 5.000%, 1/01/2024	809,298

	Nebraska – 3.2%
1,000,000	Metropolitan Utilities District of Omaha Revenue, System Improvements, Refunding, 5.000%, 12/01/2022	1,166,050
500,000	Nebraska Public Power District, General Revenue, Refunding, Series A, 5.000%, 1/01/2028	562,180

		1,728,230

	Nevada – 1.1%
500,000	City of Henderson, GO, Various Purpose, Refunding, 5.000%, 6/01/2026	589,310

	New Jersey – 5.9%
265,000	New Jersey Health Care Facilities Financing Authority Revenue, Refunding, Virtual Health, Inc., 5.000%, 7/01/2023	307,858
500,000	New Jersey State Turnpike Authority Revenue, Series A, 5.000%, 1/01/2032	566,350
1,500,000	New Jersey State Turnpike Authority Revenue, Series E, 5.000%, 1/01/2032	1,688,100
500,000	Rutgers The State University of New Jersey, Refunding, Series J, 5.000%, 5/01/2024	583,495

		3,145,803

	New Mexico – 1.1%
500,000	New Mexico Hospital Equipment Loan Council Revenue, Presbyterian Healthcare Services Obligated Group, Refunding, 5.000%, 8/01/2031	569,590

	New York – 1.8%
1,000,000	New York State Transportation Development Corp. Special Facility Revenue, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, (AGM Insured), 4.000%, 7/01/2037	990,360

	Ohio – 5.1%
400,000	American Municipal Power Revenue, Hydroelectric Projects, Prerefunded 2/15/2020@100, Series CA, (AGM insured), 5.000%, 2/15/2021	442,144
250,000	American Municipal Power, Inc. Revenue, Greenup Hydroelectric Project, Series A, 5.000%, 2/15/2028	291,182

Principal Amount	Description	Value (†)
Municipals – continued
	Ohio – continued
$250,000	American Municipal Power, Inc. Revenue, Meldahl Hydroelectric Project, Green Bond, Series A, 5.000%, 2/15/2022	$286,068
500,000	Columbus, GO, Various Purpose, Series A, 5.000%, 8/15/2023	595,750
500,000	Hamilton County Hospital Facilities Revenue, UC Health Obligated Group, 5.000%, 2/01/2024	577,260
500,000	Ohio State Higher Educational Facility Commission Revenue, University of Dayton, 5.000%, 12/01/2030	567,505

		2,759,909

	Pennsylvania – 1.2%
335,000	Delaware County Authority Revenue, Villanova University, 5.000%, 8/01/2019	362,135
285,000	Delaware River Joint Toll Bridge Commission Revenue, Refunding, Series A, 4.000%, 7/01/2027	303,696

		665,831

	Rhode Island – 3.2%
500,000	Rhode Island Clean Water Finance Agency Pollution Control Agency Revolving Fund-Pooled Loan, Series A, 5.000%, 10/01/2024	593,530
1,000,000	Rhode Island Turnpike & Bridge Authority Motor Fuel Tax Revenue, Refunding, Series A, 5.000%, 10/01/2033	1,126,330

		1,719,860

	South Dakota – 0.9%
465,000	Sioux Falls Sales Tax Revenue, Series A-1, 4.750%, 11/15/2036	474,123

	Tennessee – 2.4%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, Vanderbilt University Medical Center Obligated Group, Series A, 5.000%, 7/01/2030	572,760
615,000	Metropolitan Nashville Airport Authority (The) Revenue, Series B, AMT, 5.000%, 7/01/2023	704,433

		1,277,193

	Texas – 10.6%
700,000	City of Denton, GO, Refunding, 5.000%, 2/15/2024	825,146
500,000	Harris County Health Facilities Development Authority Revenue, Memorial Hermann Healthcare System, Prerefunded 12/01/2018@100, Series B, 7.125%, 12/01/2031	549,890
1,000,000	Houston Higher Education Finance Corp. Revenue, Harmony Public School, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2024	1,165,610
1,000,000	Lancaster Independent School District, GO, Refunding, (BAM insured), 5.000%, 2/15/2026	1,184,440
940,000	New Caney Independent School District, Refunding, Series A, (PSF-GTD), 5.000%, 2/15/2023	1,106,587
350,000	State of Texas Water Financial Assistance, GO, Series B, 5.000%, 8/01/2022	397,614

Principal Amount	Description	Value (†)
Municipals – continued
	Texas – continued
$400,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue, Methodist Hospitals of Dallas, 5.000%, 10/01/2024	$464,756

		5,694,043

	Utah – 3.3%
1,205,000	City of Salt Lake Public Utilities Revenue, Refunding, 5.000%, 2/01/2027	1,464,485
250,000	Utah State Transit Authority Sales Tax Revenue, Refunding, 5.000%, 6/15/2024	286,820

		1,751,305

	Washington – 6.5%
1,140,000	Grant County Public Utility District No. 2, Refunding, Priest Rapids Hydroelectric Project, Series B, AMT, 5.000%, 1/01/2025	1,325,421
500,000	King County Public Hospital District No. 2, GO, Evergreen Healthcare, Series B, 5.000%, 12/01/2032	559,580
500,000	Port of Seattle Revenue, AMT, 5.000%, 7/01/2029	560,115
400,000	Port of Seattle Special Facility Revenue, Refunding, AMT, SEATAC Fuel Facility LLC, 5.000%, 6/01/2020	439,860
500,000	Snohomish County School District No. 15 Edmonds, GO, 5.000%, 12/01/2031	580,355

		3,465,331

	Wisconsin – 1.4%
450,000	Public Finance Authority Hospital Revenue, Renown Regional Medical Center Project Obligated Group, Refunding, Series A, 4.000%, 6/01/2020	480,659
225,000	Wisconsin Health & Educational Facilities Authority Revenue, Aspirus, Inc. Obligated Group, Refunding, Series A, 5.000%, 8/15/2031	245,585

		726,244

	Total Bonds and Notes (Identified Cost $49,515,237)	50,144,648

Short-Term Investments – 10.0%
5,380,880	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $5,380,979 on 4/03/2017 collateralized by $5,630,000 U.S. Treasury Note, 1.250% due 10/31/2021 valued at $5,493,236 including accrued interest(b) (Identified Cost $5,380,880)	5,380,880

Description	Value (†)
Total Investments – 103.6% (Identified Cost $54,896,117)(a)	55,525,528
Other assets less liabilities – (3.6)%	(1,950,917)

Net Assets – 100.0%	$53,574,611

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $54,896,117 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$871,521
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(242,110)

Net unrealized appreciation	$629,411

At December 31, 2016, the Fund had a short-term capital loss carryforward of $758,960 with no expiration date. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

AGM	Assured Guaranty Municipal Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
GO	General Obligation
PSF-GTD	Permanent School Fund Guarantee Program

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Bonds and Notes*	$—	$50,144,648	$—	$50,144,648
Short-Term Investments	—	5,380,880	—	5,380,880

Total	$—	$55,525,528	$—	$55,525,528

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Holdings Summary at March 31, 2017 (Unaudited)

Medical	14.3%
Transportation	13.3
School District	11.5
Water	10.4
Higher Education	9.1
Airport	8.8
General Obligation	8.6
General	7.1
Power	5.3
Utilities	3.1
Bond Bank	1.1
Education	1.0
Short-Term Investments	10.0

Total Investments	103.6
Other assets less liabilities	(3.6)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks – 95.6% of Net Assets
	Air Freight & Logistics – 2.3%
31,465	FedEx Corp.	$6,140,395

	Auto Components – 1.0%
34,400	Delphi Automotive PLC	2,768,856

	Automobiles – 4.1%
364,300	Fiat Chrysler Automobiles NV(b)	3,981,799
109,000	General Motors Co.	3,854,240
54,600	Harley-Davidson, Inc.	3,303,300

		11,139,339

	Banks – 10.2%
303,200	Bank of America Corp.	7,152,488
152,100	Citigroup, Inc.	9,098,622
74,100	JPMorgan Chase & Co.	6,508,944
80,900	Wells Fargo & Co.	4,502,894

		27,262,948

	Beverages – 2.1%
49,100	Diageo PLC, Sponsored ADR	5,674,978

	Capital Markets – 6.1%
100,400	Bank of New York Mellon Corp. (The)	4,741,892
17,540	Goldman Sachs Group, Inc. (The)	4,029,289
15,945	Moody’s Corp.	1,786,478
74,000	State Street Corp.	5,891,140

		16,448,799

	Consumer Finance – 4.3%
275,100	Ally Financial, Inc.	5,592,783
70,000	Capital One Financial Corp.	6,066,200

		11,658,983

	Electronic Equipment, Instruments & Components – 2.2%
78,300	TE Connectivity Ltd.	5,837,265

	Energy Equipment & Services – 1.3%
86,100	National Oilwell Varco, Inc.	3,451,749

	Food Products – 2.1%
72,590	Nestle S.A., Sponsored ADR	5,582,171

	Health Care Equipment & Supplies – 2.8%
84,100	Baxter International, Inc.	4,361,426
38,680	Medtronic PLC	3,116,061

		7,477,487

	Health Care Providers & Services – 3.3%
34,800	HCA Holdings, Inc.(b)	3,096,852
34,895	UnitedHealth Group, Inc.	5,723,129

		8,819,981

Shares	Description	Value (†)
Common Stocks – continued
	Hotels, Restaurants & Leisure – 1.4%
133,000	MGM Resorts International	$3,644,200

	Household Durables – 1.7%
27,340	Whirlpool Corp.	4,684,162

	Industrial Conglomerates – 2.5%
226,100	General Electric Co.	6,737,780

	Insurance – 6.6%
77,800	Aflac, Inc.	5,634,276
110,200	American International Group, Inc.	6,879,786
44,275	Aon PLC	5,255,000

		17,769,062

	Internet & Direct Marketing Retail – 1.4%
181,300	Liberty Interactive Corp./QVC Group, Class A(b)	3,629,626

	Internet Software & Services – 3.2%
10,000	Alphabet, Inc., Class A(b)	8,478,000

	IT Services – 7.2%
54,300	Automatic Data Processing, Inc.	5,559,777
59,500	MasterCard, Inc., Class A	6,691,965
80,220	Visa, Inc., Class A	7,129,151

		19,380,893

	Machinery – 6.3%
55,400	Caterpillar, Inc.	5,138,904
36,700	Cummins, Inc.	5,549,040
38,720	Parker Hannifin Corp.	6,207,590

		16,895,534

	Media – 2.7%
105,400	Comcast Corp., Class A	3,961,986
262,800	News Corp., Class A	3,416,400

		7,378,386

	Oil, Gas & Consumable Fuels – 4.8%
81,000	Anadarko Petroleum Corp.	5,022,000
117,900	Apache Corp.	6,058,881
315,100	Chesapeake Energy Corp.(b)	1,871,694

		12,952,575

	Personal Products – 2.2%
120,400	Unilever PLC, Sponsored ADR	5,940,536

	Semiconductors & Semiconductor Equipment – 6.2%
161,200	Intel Corp.	5,814,484
75,000	QUALCOMM, Inc.	4,300,500
81,300	Texas Instruments, Inc.	6,549,528

		16,664,512

	Software – 3.8%
62,000	Microsoft Corp.	4,083,320

Shares	Description	Value (†)
Common Stocks – continued
	Software – continued
139,200	Oracle Corp.	$6,209,712

		10,293,032

	Specialty Retail – 1.1%
66,500	AutoNation, Inc.(b)	2,812,285

	Technology Hardware, Storage & Peripherals – 2.7%
50,350	Apple, Inc.	7,233,281

	Total Common Stocks (Identified Cost $206,283,131)	256,756,815

Principal Amount
Short-Term Investments – 4.6%
$12,379,695	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $12,379,922 on 4/03/2017 collateralized by $13,070,000 U.S. Treasury Note, 1.125% due 9/30/2021 valued at $12,627,868 including accrued interest(c) (Identified Cost $12,379,695)	12,379,695

Total Investments – 100.2% (Identified Cost $218,662,826)(a)	269,136,510
Other assets less liabilities – (0.2)%	(497,794)

Net Assets – 100.0%	$268,638,716

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $218,662,826 for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$56,608,160
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(6,134,476)

Net unrealized appreciation	$50,473,684

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$256,756,815	$—	$—	$256,756,815
Short-Term Investments	—	12,379,695	—	12,379,695

Total	$256,756,815	$12,379,695	$—	$269,136,510

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2017 (Unaudited)

Banks	10.2%
IT Services	7.2
Insurance	6.6
Machinery	6.3
Semiconductors & Semiconductor Equipment	6.2
Capital Markets	6.1
Oil, Gas & Consumable Fuels	4.8
Consumer Finance	4.3
Automobiles	4.1
Software	3.8
Health Care Providers & Services	3.3
Internet Software & Services	3.2
Health Care Equipment & Supplies	2.8
Media	2.7
Technology Hardware, Storage & Peripherals	2.7
Industrial Conglomerates	2.5
Air Freight & Logistics	2.3
Personal Products	2.2
Electronic Equipment, Instruments & Components	2.2
Beverages	2.1
Food Products	2.1
Other Investments, less than 2% each	7.9
Short-Term Investments	4.6

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%

PORTFOLIO OF INVESTMENTS – as of March 31, 2017 (Unaudited)

Vaughan Nelson Value Opportunity Fund

Shares	Description	Value (†)
Common Stocks – 95.0% of Net Assets
	Banks – 7.2%
440,175	Chemical Financial Corp.	$22,514,951
967,250	Huntington Bancshares, Inc.	12,951,478
1,787,000	Investors Bancorp, Inc.	25,697,060
392,150	PacWest Bancorp	20,885,909

		82,049,398

	Building Products – 1.9%
603,675	Caesarstone Ltd.(b)	21,883,219

	Capital Markets – 2.8%
211,525	Nasdaq, Inc.	14,690,411
336,125	SEI Investments Co.	16,954,145

		31,644,556

	Commercial Services & Supplies – 1.3%
330,425	KAR Auction Services, Inc.	14,429,660

	Communications Equipment – 1.1%
294,975	CommScope Holding Co., Inc.(b)	12,303,407

	Consumer Finance – 2.2%
731,725	Synchrony Financial	25,098,167

	Containers & Packaging – 4.7%
198,925	Avery Dennison Corp.	16,033,355
410,450	Crown Holdings, Inc.(b)	21,733,327
174,925	Packaging Corp. of America	16,026,629

		53,793,311

	Diversified Consumer Services – 4.2%
412,725	Grand Canyon Education, Inc.(b)	29,555,237
435,600	ServiceMaster Global Holdings, Inc.(b)	18,186,300

		47,741,537

	Electrical Equipment – 1.2%
110,900	Hubbell, Inc.	13,313,545

	Energy Equipment & Services – 2.3%
226,375	Baker Hughes, Inc.	13,541,752
603,675	Forum Energy Technologies, Inc.(b)	12,496,073

		26,037,825

	Health Care Providers & Services – 5.7%
222,950	Centene Corp.(b)	15,887,417
416,175	Envision Healthcare Corp.(b)	25,519,851
341,850	MEDNAX, Inc.(b)	23,717,553

		65,124,821

	Hotels, Restaurants & Leisure – 2.0%
623,100	Aramark	22,973,697

Shares	Description	Value (†)
Common Stocks – continued
	Household Durables – 4.9%
125,775	Mohawk Industries, Inc.(b)	$28,864,105
572,010	Newell Brands, Inc.	26,981,711

		55,845,816

	Insurance – 9.7%
571,650	Arthur J. Gallagher & Co.	32,321,091
357,850	Athene Holding Ltd., Class A(b)	17,888,922
503,050	First American Financial Corp.	19,759,804
330,425	Hartford Financial Services Group, Inc. (The)	15,883,530
190,925	Reinsurance Group of America, Inc., Class A	24,243,656

		110,097,003

	IT Services – 9.3%
84,600	Alliance Data Systems Corp.	21,065,400
147,475	CACI International, Inc., Class A(b)	17,298,817
386,450	Fidelity National Information Services, Inc.	30,769,149
77,750	Fiserv, Inc.(b)	8,965,353
335,000	Global Payments, Inc.	27,027,800

		105,126,519

	Life Sciences Tools & Services – 2.4%
184,337	Quintiles IMS Holdings, Inc.(b)	14,844,659
442,450	VWR Corp.(b)	12,477,090

		27,321,749

	Machinery – 5.4%
962,675	Milacron Holdings Corp.(b)	17,915,382
365,850	Pentair PLC	22,968,063
123,475	Snap-on, Inc.	20,826,528

		61,709,973

	Media – 1.3%
591,100	Interpublic Group of Cos., Inc. (The)	14,523,327

	Metals & Mining – 3.0%
2,070,550	Constellium NV, Class A(b)	13,458,575
262,950	Reliance Steel & Aluminum Co.	21,041,259

		34,499,834

	Oil, Gas & Consumable Fuels – 5.0%
442,450	Continental Resources, Inc.(b)	20,096,079
1,065,575	QEP Resources, Inc.(b)	13,543,458
1,767,550	WPX Energy, Inc.(b)	23,667,495

		57,307,032

	Pharmaceuticals – 2.1%
610,525	Catalent, Inc.(b)	17,290,068
577,375	Endo International PLC(b)	6,443,505

		23,733,573

	REITs – Diversified – 2.7%
1,800,725	New Residential Investment Corp.	30,576,310

Shares	Description	Value (†)
Common Stocks – continued
	REITs – Warehouse/Industrials – 1.1%
235,525	CyrusOne, Inc.	$12,122,472

	Road & Rail – 0.3%
177,660	Hertz Global Holdings, Inc.(b)	3,116,156

	Semiconductors & Semiconductor Equipment – 3.1%
181,775	Analog Devices, Inc.	14,896,461
703,125	Micron Technology, Inc.(b)	20,320,313

		35,216,774

	Software – 3.1%
202,375	Check Point Software Technologies Ltd.(b)	20,775,817
509,925	RingCentral, Inc., Class A(b)	14,430,878

		35,206,695

	Specialty Retail – 0.9%
147,475	Signet Jewelers Ltd.	10,215,593

	Technology Hardware, Storage & Peripherals – 1.4%
353,275	NCR Corp.(b)	16,137,602

	Textiles, Apparel & Luxury Goods – 1.1%
124,625	PVH Corp.	12,894,949

	Trading Companies & Distributors – 1.6%
452,750	HD Supply Holdings, Inc.(b)	18,619,344

	Total Common Stocks (Identified Cost $969,594,529)	1,080,663,864

	Closed-End Investment Companies – 2.8%
1,813,300	Ares Capital Corp. (Identified Cost $28,208,749)	31,515,154

Principal Amount
Short-Term Investments – 1.6%
$18,343,148	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $18,343,484 on 4/03/2017 collateralized by $18,515,000 U.S. Treasury Note, 2.125% due 6/30/2022 valued at $18,710,037 including accrued interest(c) (Identified Cost $18,343,148)	18,343,148

Total Investments – 99.4% (Identified Cost $1,016,146,426)(a)	1,130,522,166
Other assets less liabilities – 0.6%	7,374,935

Net Assets – 100.0%	$1,137,897,101

(†)	Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and subadviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or subadviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales.):

At March 31, 2017, the net unrealized appreciation on investments based on a cost of $1,016,146,426 for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$149,228,762
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(34,853,022)

Net unrealized appreciation	$114,375,740

At December 31, 2016, the Fund had a short-term capital loss carryforward of $30,427,421 with no expiration date. The amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(b)	Non-income producing security.
(c)	The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 - quoted prices in active markets for identical assets or liabilities;

•	Level 2 - prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•	Level 3 - prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,080,663,864	$—	$—	$1,080,663,864
Closed-End Investment Companies	31,515,154	—	—	31,515,154
Short-Term Investments	—	18,343,148	—	18,343,148

Total	$1,112,179,018	$18,343,148	$—	$1,130,522,166

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

For the period ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

Industry Summary at March 31, 2017 (Unaudited)

Insurance	9.7%
IT Services	9.3
Banks	7.2
Health Care Providers & Services	5.7
Machinery	5.4
Oil, Gas & Consumable Fuels	5.0
Household Durables	4.9
Containers & Packaging	4.7
Diversified Consumer Services	4.2
Semiconductors & Semiconductor Equipment	3.1
Software	3.1
Metals & Mining	3.0
Capital Markets	2.8
Closed-End Investment Companies	2.8
REITs—Diversified	2.7
Life Sciences Tools & Services	2.4
Energy Equipment & Services	2.3
Consumer Finance	2.2
Pharmaceuticals	2.1
Hotels, Restaurants & Leisure	2.0
Other Investments, less than 2% each	13.2
Short-Term Investments	1.6

Total Investments	99.4
Other assets less liabilities	0.6

Net Assets	100.0%

ITEM 2. CONTROLS AND PROCEDURES.

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1)	Certification for the Principal Executive Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

(a)(2)	Certification for the Principal Financial Officer pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust II

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer

Date:	May 25, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer

Date:	May 25, 2017